UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	5-31-2015

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	MAY 31, 2015

Emerging Markets Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Monetary Policies Helped Trigger Market Volatility

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained nearly 10% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained almost 9% lower, as measured by West Texas Intermediate crude oil futures. U.S. stocks and bonds posted modest gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 2.97% and 1.09%, respectively. Non-U.S. developed-market stock returns were stronger, as reflected in the 4.84% return of the MSCI EAFE Index, but emerging-market equities lagged, reflected in the 0.82% return of the MSCI Emerging Markets Index.

We expect more monetary policy divergence between the U.S. and other major developed economies in the coming months, accompanied by continued market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWMIX	4.63%(2)	6.53%(2)	6.29%(2)	8.75%(2)	6.83%(2)	9/30/97
MSCI Emerging Markets Index	—	0.82%	-0.01%	4.08%	8.76%	N/A(3)	—
Institutional Class	AMKIX	4.61%(2)	6.68%(2)	6.51%(2)	8.96%(2)	10.20%(2)	1/28/99
A Class(4)	AEMMX						5/12/99
No sales charge*		4.37%(2)	6.07%(2)	6.04%(2)	8.48%(2)	8.07%(2)
With sales charge*		-1.63%(2)	0.00%(2)	4.80%(2)	7.83%(2)	7.67%(2)
C Class	ACECX						12/18/01
No sales charge*		4.05%(2)	5.34%(2)	5.22%(2)	7.67%(2)	9.04%(2)
With sales charge*		3.05%(2)	5.34%(2)	5.22%(2)	7.67%(2)	9.04%(2)
R Class	AEMRX	4.31%(2)	5.99%(2)	5.75%(2)	—	-1.98%(2)	9/28/07
R6 Class	AEDMX	4.75%(2)	6.83%(2)	—	—	7.89%(2)	7/26/13

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Benchmark data first available January 2001.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.70%	1.50%	1.95%	2.70%	2.20%	1.35%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

MAY 31, 2015
Top Ten Holdings	% of net assets
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Tencent Holdings Ltd.	4.3%
Samsung Electronics Co. Ltd.	3.9%
Industrial & Commercial Bank of China Ltd., H Shares	3.0%
Ping An Insurance Group Co., H Shares	3.0%
China Mobile Ltd.	2.3%
Bharti Infratel Ltd.	1.8%
Cemex SAB de CV ADR	1.5%
Great Wall Motor Co. Ltd., H Shares	1.5%
HDFC Bank Ltd.	1.5%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	97.2%
Temporary Cash Investments	3.1%
Other Assets and Liabilities	(0.3)%

Investments by Country	% of net assets
China	29.1%
South Korea	12.9%
Taiwan	11.6%
India	7.0%
Brazil	6.2%
South Africa	5.8%
Mexico	4.5%
Thailand	3.7%
Indonesia	3.3%
Russia	3.2%
Turkey	2.2%
Poland	2.0%
Other Countries	5.7%
Cash and Equivalents*	2.8%
*Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1)12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,046.30	$7.35	1.44%
Investor Class (before waiver)	$1,000	$1,046.30(2)	$8.62	1.69%
Institutional Class (after waiver)	$1,000	$1,046.10	$6.33	1.24%
Institutional Class (before waiver)	$1,000	$1,046.10(2)	$7.60	1.49%
A Class (after waiver)	$1,000	$1,043.70	$8.61	1.69%
A Class (before waiver)	$1,000	$1,043.70(2)	$9.88	1.94%
C Class (after waiver)	$1,000	$1,040.50	$12.41	2.44%
C Class (before waiver)	$1,000	$1,040.50(2)	$13.68	2.69%
R Class (after waiver)	$1,000	$1,043.10	$9.88	1.94%
R Class (before waiver)	$1,000	$1,043.10(2)	$11.16	2.19%
R6 Class (after waiver)	$1,000	$1,047.50	$5.56	1.09%
R6 Class (before waiver)	$1,000	$1,047.50(2)	$6.84	1.34%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.75	$7.24	1.44%
Investor Class (before waiver)	$1,000	$1,016.51	$8.50	1.69%
Institutional Class (after waiver)	$1,000	$1,018.75	$6.24	1.24%
Institutional Class (before waiver)	$1,000	$1,017.50	$7.49	1.49%
A Class (after waiver)	$1,000	$1,016.51	$8.50	1.69%
A Class (before waiver)	$1,000	$1,015.26	$9.75	1.94%
C Class (after waiver)	$1,000	$1,012.77	$12.24	2.44%
C Class (before waiver)	$1,000	$1,011.52	$13.49	2.69%
R Class (after waiver)	$1,000	$1,015.26	$9.75	1.94%
R Class (before waiver)	$1,000	$1,014.01	$11.00	2.19%
R6 Class (after waiver)	$1,000	$1,019.50	$5.49	1.09%
R6 Class (before waiver)	$1,000	$1,018.25	$6.74	1.34%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.2%
Brazil — 6.2%
BB Seguridade Participacoes SA	368,300	$3,890,713
BRF SA ADR	155,130	3,135,177
Cielo SA	354,960	4,491,726
Hypermarcas SA(1)	556,200	3,805,404
Itau Unibanco Holding SA ADR	627,916	6,718,701
Lojas Americanas SA Preference Shares	369,900	1,878,349
Ultrapar Participacoes SA	250,400	5,448,399
		29,368,469
China — 29.1%
Baidu, Inc. ADR(1)	18,610	3,673,614
Beijing Enterprises Water Group Ltd.	7,204,000	6,085,676
CAR, Inc.(1)	615,000	1,476,892
China Gas Holdings Ltd.	3,232,000	5,568,928
China Minsheng Banking Corp. Ltd., H Shares	2,328,000	3,206,624
China Mobile Ltd.	812,000	10,692,409
China Overseas Land & Investment Ltd.	1,832,000	6,639,351
CITIC Securities Co. Ltd., H Shares	1,011,500	4,298,482
CNOOC Ltd.	3,234,000	5,055,178
Ctrip.com International Ltd. ADR(1)	66,230	5,289,790
Great Wall Motor Co. Ltd., H Shares	1,098,500	7,090,844
Industrial & Commercial Bank of China Ltd., H Shares	16,446,645	14,317,754
KWG Property Holding Ltd.	6,079,500	5,802,209
PAX Global Technology Ltd.(1)	3,362,000	6,087,775
Ping An Insurance Group Co., H Shares	958,000	14,097,593
Shenzhou International Group Holdings Ltd.	1,307,000	6,456,069
Sinotrans Ltd., H Shares	3,980,000	3,105,505
Tencent Holdings Ltd.	1,014,000	20,361,997
Vipshop Holdings Ltd. ADR(1)	226,100	5,645,717
Zhuzhou CSR Times Electric Co. Ltd., H Shares	407,000	3,343,703
		138,296,110
Egypt — 1.1%
Commercial International Bank Egypt S.A.E.	685,650	5,042,488
Greece — 0.4%
Titan Cement Co. SA	95,060	2,189,360
India — 7.0%
Bharti Infratel Ltd.	1,123,955	8,427,078
HCL Technologies Ltd.	311,470	4,929,337
HDFC Bank Ltd.	425,619	7,001,101
ICICI Bank Ltd. ADR	437,150	4,616,304
Larsen & Toubro Ltd.	230,510	5,971,343
Tata Motors Ltd.	310,565	2,342,139
		33,287,302
Indonesia — 3.3%
PT Bank Rakyat Indonesia (Persero) Tbk	4,937,000	4,396,036

7

	Shares	Value
PT Matahari Department Store Tbk	3,047,700	$4,021,655
PT Siloam International Hospitals Tbk	2,741,800	2,923,426
PT Tower Bersama Infrastructure Tbk	6,262,000	4,463,048
		15,804,165
Mexico — 4.5%
Alsea SAB de CV	1,336,907	4,024,030
Cemex SAB de CV ADR(1)	789,814	7,345,270
Corp. Inmobiliaria Vesta SAB de CV	1,359,300	2,438,970
Grupo Mexico SAB de CV	1,170,510	3,629,601
Infraestructura Energetica Nova SAB de CV	708,940	3,798,164
		21,236,035
Peru — 1.2%
Credicorp Ltd.	39,594	5,588,297
Philippines — 0.9%
Universal Robina Corp.	974,550	4,170,554
Poland — 2.0%
Alior Bank SA(1)	132,520	3,291,446
Cyfrowy Polsat SA(1)	376,390	2,517,144
Powszechny Zaklad Ubezpieczen SA	30,189	3,613,566
		9,422,156
Qatar — 0.5%
Qatar National Bank SAQ	44,810	2,311,104
Russia — 3.2%
Magnit PJSC GDR	45,891	2,393,216
MMC Norilsk Nickel OJSC ADR	132,890	2,340,857
NovaTek OAO GDR	51,682	5,214,714
QIWI plc ADR	105,070	3,175,215
X5 Retail Group NV GDR(1)	121,460	2,362,397
		15,486,399
South Africa — 5.8%
Aspen Pharmacare Holdings Ltd.	157,232	4,729,486
Capitec Bank Holdings Ltd.	145,280	6,060,855
Discovery Holdings Ltd.	555,156	5,568,587
Mr Price Group Ltd.	221,590	4,406,712
Naspers Ltd., N Shares	45,903	6,746,878
		27,512,518
South Korea — 12.9%
Amorepacific Corp.	7,880	2,872,565
CJ CheilJedang Corp.	15,220	5,630,679
CJ Korea Express Co. Ltd.(1)	28,540	4,841,435
COSON Co. Ltd.(1)	84,840	3,062,125
Coway Co. Ltd.	38,120	3,147,286
Hyundai Development Co-Engineering & Construction	115,830	6,323,226
LG Chem Ltd.	18,580	4,182,910
LG Household & Health Care Ltd.	6,940	5,059,797
Medy-Tox, Inc.	12,410	5,215,951
Samsung Electronics Co. Ltd.	15,522	18,305,665
Samsung Fire & Marine Insurance Co. Ltd.	10,690	2,932,335
		61,573,974

8

	Shares	Value
Taiwan — 11.6%
Chailease Holding Co. Ltd.	1,060,000	$2,679,960
Eclat Textile Co. Ltd.	451,000	6,641,645
Ginko International Co. Ltd.	177,000	2,494,135
Hota Industrial Manufacturing Co. Ltd.	2,377,000	6,528,560
Largan Precision Co. Ltd.	46,000	5,125,599
PChome Online, Inc.	294,000	4,291,272
President Chain Store Corp.	493,000	3,565,829
Taiwan Paiho Ltd.	1,097,000	3,252,435
Taiwan Semiconductor Manufacturing Co. Ltd.	4,301,939	20,463,399
		55,042,834
Thailand — 3.7%
Airports of Thailand PCL	611,000	5,412,545
CP ALL PCL	4,022,000	5,469,872
Kasikornbank PCL	447,800	2,595,749
Thaicom PCL	3,609,900	3,943,633
		17,421,799
Turkey — 2.2%
TAV Havalimanlari Holding AS	522,593	4,337,849
Tofas Turk Otomobil Fabrikasi AS	527,420	3,575,628
Ulker Biskuvi Sanayi AS	347,280	2,432,636
		10,346,113
Turkmenistan — 1.0%
Dragon Oil plc	459,030	4,791,801
United Kingdom — 0.6%
Tullow Oil plc	476,000	2,874,425
TOTAL COMMON STOCKS (Cost $351,397,720)		461,765,903
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 1.50%, 10/31/18 - 2/29/20, valued at $2,430,656), in a joint trading account at 0.06%, dated 5/29/15, due 6/1/15 (Delivery value $2,378,808)		2,378,796
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.375%, 4/30/16, valued at $2,911,872), in a joint trading account at 0.03%, dated 5/29/15, due 6/1/15 (Delivery value $2,854,562)		2,854,555
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $9,708,913), at 0.01%, dated 5/29/15, due 6/1/15 (Delivery value $9,516,008)		9,516,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,759	4,759
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,754,110)		14,754,110
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $366,151,830)		476,520,013
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,462,595)
TOTAL NET ASSETS — 100.0%		$475,057,418

9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.9%
Information Technology	19.0%
Consumer Discretionary	15.6%
Consumer Staples	8.7%
Industrials	7.7%
Telecommunication Services	5.7%
Energy	5.0%
Materials	4.1%
Utilities	3.3%
Health Care	3.2%
Cash and Equivalents*	2.8%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
(1) Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $366,151,830)	$476,520,013
Foreign currency holdings, at value (cost of $1,843,230)	1,840,863
Receivable for investments sold	4,795,087
Receivable for capital shares sold	199,942
Dividends and interest receivable	488,878
483,844,783

Liabilities
Payable for investments purchased	7,611,396
Payable for capital shares redeemed	150,369
Accrued management fees	560,867
Distribution and service fees payable	6,609
Accrued foreign taxes	458,124
8,787,365

Net Assets	$475,057,418

Net Assets Consist of:
Capital (par value and paid-in surplus)	$424,713,468
Accumulated net investment loss	(62,100)
Accumulated net realized loss	(59,492,680)
Net unrealized appreciation	109,898,730
$475,057,418

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$415,781,172	44,204,585	$9.41
Institutional Class, $0.01 Par Value	$3,624,493	375,928	$9.64
A Class, $0.01 Par Value	$22,776,142	2,507,205	$9.08*
C Class, $0.01 Par Value	$3,279,820	386,650	$8.48
R Class, $0.01 Par Value	$1,567,282	170,383	$9.20
R6 Class, $0.01 Par Value	$28,028,509	2,904,590	$9.65
*Maximum offering price $9.63 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $381,523)	$3,098,641
Interest	1,112
3,099,753

Expenses:
Management fees	3,639,672
Distribution and service fees:
A Class	12,764
C Class	15,495
R Class	4,202
Directors' fees and expenses	7,529
Other expenses	5,324
3,684,986
Fees waived	(547,227)
3,137,759

Net investment income (loss)	(38,006)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	27,515
Foreign currency transactions	(187,995)
(160,480)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(458,124))	19,468,624
Translation of assets and liabilities in foreign currencies	49
19,468,673

Net realized and unrealized gain (loss)	19,308,193

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,270,187

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$(38,006)	$1,313,691
Net realized gain (loss)	(160,480)	37,996,250
Change in net unrealized appreciation (depreciation)	19,468,673	(31,478,024)
Net increase (decrease) in net assets resulting from operations	19,270,187	7,831,917

Distributions to Shareholders
From net investment income:
Investor Class	(277,848)	(1,395,788)
Institutional Class	(40,979)	(127,266)
A Class	—	(30,576)
C Class	—	(2,582)
R Class	—	(2,497)
R6 Class	(59,777)	(117)
Decrease in net assets from distributions	(378,604)	(1,558,826)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	17,212,819	(37,366,838)

Redemption Fees
Increase in net assets from redemption fees	2,058	13,217

Net increase (decrease) in net assets	36,106,460	(31,080,530)

Net Assets
Beginning of period	438,950,958	470,031,488
End of period	$475,057,418	$438,950,958

Accumulated undistributed net investment income (loss)	$(62,100)	$354,510

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

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fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms

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and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 36% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of NT Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.250% to 1.850% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 1.050% to 1.650% for the Institutional Class and 0.900% to 1.500% for the R6 Class. During the six months ended May 31, 2015, the investment advisor voluntarily agreed to waive 0.250% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2016, and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2015 was $489,958, $14,360, $12,764, $3,874, $2,101 and $24,170 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee before waiver for each class for the six months ended May 31, 2015 was 1.68% for the Investor Class, A Class, C Class and R Class, 1.48% for the Institutional Class and 1.33% for the R6 Class. The effective annual management fee after waiver for each class for the six months ended May 31, 2015 was 1.43% for the Investor Class, A Class, C Class and R Class, 1.23% for the Institutional Class and 1.08% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees

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incurred under the plans during the six months ended May 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 were $149,553,614 and $135,308,827, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	350,000,000		400,000,000
Sold	3,978,174	$36,175,370	6,046,004	$53,257,554
Issued in reinvestment of distributions	31,378	272,985	163,232	1,369,513
Redeemed	(3,498,093)	(31,191,902)	(10,001,738)	(88,028,807)
	511,459	5,256,453	(3,792,502)	(33,401,740)
Institutional Class/Shares Authorized	30,000,000		40,000,000
Sold	155,712	1,425,545	502,581	4,463,970
Issued in reinvestment of distributions	4,598	40,966	14,812	127,234
Redeemed	(1,549,048)	(14,053,393)	(2,323,383)	(21,877,486)
	(1,388,738)	(12,586,882)	(1,805,990)	(17,286,282)
A Class/Shares Authorized	15,000,000		40,000,000
Sold	1,579,144	14,515,771	800,095	6,886,332
Issued in reinvestment of distributions	—	—	3,655	29,682
Redeemed	(138,270)	(1,201,721)	(1,084,971)	(9,426,423)
	1,440,874	13,314,050	(281,221)	(2,510,409)
C Class/Shares Authorized	5,000,000		5,000,000
Sold	70,181	576,816	56,096	451,926
Issued in reinvestment of distributions	—	—	322	2,462
Redeemed	(67,318)	(548,147)	(113,862)	(900,439)
	2,863	28,669	(57,444)	(446,051)
R Class/Shares Authorized	5,000,000		10,000,000
Sold	44,159	384,748	86,235	740,864
Issued in reinvestment of distributions	—	—	303	2,497
Redeemed	(67,929)	(599,485)	(22,314)	(189,885)
	(23,770)	(214,737)	64,224	553,476
R6 Class/Shares Authorized	25,000,000		50,000,000
Sold	1,544,604	14,025,211	1,702,690	16,329,589
Issued in reinvestment of distributions	6,701	59,777	14	117
Redeemed	(287,298)	(2,669,722)	(65,076)	(605,538)
	1,264,007	11,415,266	1,637,628	15,724,168
Net increase (decrease)	1,806,695	$17,212,819	(4,235,305)	$(37,366,838)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$9,853,878	$19,514,591	—
China	14,609,121	123,686,989	—
India	4,616,304	28,670,998	—
Mexico	7,345,270	13,890,765	—
Peru	5,588,297	—	—
Russia	3,175,215	12,311,184	—
Other Countries	—	218,503,291	—
Temporary Cash Investments	4,759	14,749,351	—
	$45,192,844	$431,327,169	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$366,498,352
Gross tax appreciation of investments	$119,988,578
Gross tax depreciation of investments	(9,966,917)
Net tax appreciation (depreciation) of investments	$110,021,661

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2014, the fund had accumulated short-term capital losses of $(57,815,598), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of November 30, 2014, the fund had post-October capital loss deferrals of $(1,234,384), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$9.00	—(4)	0.42	0.42	(0.01)	$9.41	4.63%	1.44%(5)	1.69%(5)	(0.02)%(5)	(0.27)%(5)	31%	$415,781
2014	$8.87	0.03	0.13	0.16	(0.03)	$9.00	1.84%	1.45%	1.70%	0.29%	0.04%	74%	$393,357
2013	$8.36	0.01	0.53	0.54	(0.03)	$8.87	6.48%	1.63%	1.72%	0.17%	0.08%	68%	$421,274
2012	$7.38	0.02	0.96	0.98	—	$8.36	13.28%	1.74%	1.74%	0.29%	0.29%	85%	$452,331
2011	$8.46	0.01	(1.09)	(1.08)	—	$7.38	(12.77)%	1.71%	1.71%	0.17%	0.17%	71%	$435,079
2010	$7.28	—(4)	1.18	1.18	—	$8.46	16.21%	1.72%	1.72%	(0.02)%	(0.02)%	87%	$583,978
Institutional Class
2015(3)	$9.24	—(4)	0.42	0.42	(0.02)	$9.64	4.61%	1.24%(5)	1.49%(5)	0.18%(5)	(0.07)%(5)	31%	$3,624
2014	$9.09	0.05	0.14	0.19	(0.04)	$9.24	2.07%	1.25%	1.50%	0.49%	0.24%	74%	$16,300
2013	$8.56	0.03	0.55	0.58	(0.05)	$9.09	6.77%	1.43%	1.52%	0.37%	0.28%	68%	$32,452
2012	$7.56	0.04	0.97	1.01	(0.01)	$8.56	13.43%	1.54%	1.54%	0.49%	0.49%	85%	$28,536
2011	$8.65	0.03	(1.12)	(1.09)	—	$7.56	(12.60)%	1.51%	1.51%	0.37%	0.37%	71%	$29,695
2010	$7.43	0.02	1.20	1.22	—	$8.65	16.42%	1.52%	1.52%	0.18%	0.18%	87%	$40,969

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For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$8.70	(0.01)	0.39	0.38	—	$9.08	4.37%	1.69%(5)	1.94%(5)	(0.27)%(5)	(0.52)%(5)	31%	$22,776
2014	$8.59	0.01	0.12	0.13	(0.02)	$8.70	1.59%	1.70%	1.95%	0.04%	(0.21)%	74%	$9,278
2013	$8.09	(0.01)	0.52	0.51	(0.01)	$8.59	6.30%	1.88%	1.97%	(0.08)%	(0.17)%	68%	$11,575
2012	$7.16	—(4)	0.93	0.93	—	$8.09	12.99%	1.99%	1.99%	0.04%	0.04%	85%	$13,745
2011	$8.23	(0.01)	(1.06)	(1.07)	—	$7.16	(13.00)%	1.96%	1.96%	(0.08)%	(0.08)%	71%	$15,339
2010	$7.10	(0.02)	1.15	1.13	—	$8.23	15.92%	1.97%	1.97%	(0.27)%	(0.27)%	87%	$29,572
C Class
2015(3)	$8.15	(0.04)	0.37	0.33	—	$8.48	4.05%	2.44%(5)	2.69%(5)	(1.02)%(5)	(1.27)%(5)	31%	$3,280
2014	$8.09	(0.06)	0.13	0.07	(0.01)	$8.15	0.82%	2.45%	2.70%	(0.71)%	(0.96)%	74%	$3,129
2013	$7.67	(0.06)	0.48	0.42	—	$8.09	5.48%	2.63%	2.72%	(0.83)%	(0.92)%	68%	$3,571
2012	$6.84	(0.05)	0.88	0.83	—	$7.67	12.13%	2.74%	2.74%	(0.71)%	(0.71)%	85%	$3,376
2011	$7.93	(0.07)	(1.02)	(1.09)	—	$6.84	(13.75)%	2.71%	2.71%	(0.83)%	(0.83)%	71%	$3,896
2010	$6.89	(0.07)	1.11	1.04	—	$7.93	15.09%	2.72%	2.72%	(1.02)%	(1.02)%	87%	$5,257

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For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$8.82	(0.02)	0.40	0.38	—	$9.20	4.31%	1.94%(5)	2.19%(5)	(0.52)%(5)	(0.77)%(5)	31%	$1,567
2014	$8.72	(0.02)	0.14	0.12	(0.02)	$8.82	1.38%	1.95%	2.20%	(0.21)%	(0.46)%	74%	$1,712
2013	$8.23	(0.02)	0.51	0.49	—	$8.72	5.95%	2.13%	2.22%	(0.33)%	(0.42)%	68%	$1,133
2012	$7.30	(0.02)	0.95	0.93	—	$8.23	12.74%	2.24%	2.24%	(0.21)%	(0.21)%	85%	$824
2011	$8.42	(0.03)	(1.09)	(1.12)	—	$7.30	(13.30)%	2.21%	2.21%	(0.33)%	(0.33)%	71%	$631
2010	$7.28	(0.04)	1.18	1.14	—	$8.42	15.66%	2.22%	2.22%	(0.52)%	(0.52)%	87%	$828
R6 Class
2015(3)	$9.25	0.02	0.42	0.44	(0.04)	$9.65	4.75%	1.09%(5)	1.34%(5)	0.33%(5)	0.08%(5)	31%	$28,029
2014	$9.09	—(4)	0.20	0.20	(0.04)	$9.25	2.23%	1.10%	1.35%	0.64%	0.39%	74%	$15,174
2013(6)	$8.46	—(4)	0.63	0.63	—	$9.09	7.45%	1.12%(5)	1.37%(5)	0.14%(5)	(0.11)%(5)	68%(7)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86219 1507

SEMIANNUAL REPORT	MAY 31, 2015

Global Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Monetary Policies Helped Trigger Market Volatility

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained nearly 10% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained almost 9% lower, as measured by West Texas Intermediate crude oil futures. U.S. stocks and bonds posted modest gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 2.97% and 1.09%, respectively. Non-U.S. developed-market stock returns were stronger, as reflected in the 4.84% return of the MSCI EAFE Index, but emerging-market equities lagged, reflected in the 0.82% return of the MSCI Emerging Markets Index.

We expect more monetary policy divergence between the U.S. and other major developed economies in the coming months, accompanied by continued market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWGGX	3.14%	5.92%	13.72%	8.39%	8.62%	12/1/98
MSCI World Index	—	3.38%	5.70%	12.83%	6.72%	4.85%(2)	—
Institutional Class	AGGIX	3.27%	6.10%	13.96%	8.61%	4.77%	8/1/00
A Class(3)	AGGRX						2/5/99
No sales charge*		3.03%	5.69%	13.44%	8.11%	7.72%
With sales charge*		-2.92%	-0.42%	12.10%	7.47%	7.33%
C Class	AGLCX						3/1/02
No sales charge*		2.67%	4.82%	12.59%	7.30%	7.14%
With sales charge*		1.74%	4.82%	12.59%	7.30%	7.14%
R Class	AGORX	2.87%	5.37%	13.15%	—	7.19%	7/29/05
R6 Class	AGGDX	3.34%	6.26%	—	—	12.56%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since November 30, 1998, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.08%	0.88%	1.33%	2.08%	1.58%	0.73%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

MAY 31, 2015
Top Ten Holdings	% of net assets
Google, Inc.*	2.5%
Shire plc	2.2%
Adobe Systems, Inc.	2.1%
Intesa Sanpaolo SpA	2.1%
Liberty Global plc*	2.1%
Adecco SA	2.1%
Facebook, Inc., Class A	2.1%
Ingersoll-Rand plc	2.0%
Harman International Industries, Inc.	2.0%
Home Depot, Inc. (The)	2.0%
*Includes all classes of the issuer.

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	59.9%
Foreign Common Stocks	38.6%
Total Common Stocks	98.5%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.7%

Investments by Country	% of net assets
United States	59.9%
United Kingdom	10.6%
France	4.9%
Japan	4.0%
Switzerland	3.4%
Germany	2.6%
China	2.1%
Italy	2.1%
Other Countries	8.9%
Cash and Equivalents**	1.5%
**Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1)12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,031.40	$5.47	1.08%
Institutional Class	$1,000	$1,032.70	$4.46	0.88%
A Class	$1,000	$1,030.30	$6.73	1.33%
C Class	$1,000	$1,026.70	$10.51	2.08%
R Class	$1,000	$1,028.70	$7.99	1.58%
R6 Class	$1,000	$1,033.40	$3.70	0.73%
Hypothetical
Investor Class	$1,000	$1,019.55	$5.44	1.08%
Institutional Class	$1,000	$1,020.54	$4.43	0.88%
A Class	$1,000	$1,018.30	$6.69	1.33%
C Class	$1,000	$1,014.56	$10.45	2.08%
R Class	$1,000	$1,017.05	$7.95	1.58%
R6 Class	$1,000	$1,021.29	$3.68	0.73%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.5%
Austria — 0.8%
Erste Group Bank AG(1)	169,210	$4,909,052
China — 2.1%
Baidu, Inc. ADR(1)	20,080	3,963,792
Tencent Holdings Ltd.	287,400	5,771,241
Vipshop Holdings Ltd. ADR(1)	102,620	2,562,421
		12,297,454
Denmark — 1.6%
GN Store Nord A/S	152,149	3,288,134
Pandora A/S	61,616	6,195,389
		9,483,523
France — 4.9%
Accor SA	209,080	11,457,517
Carrefour SA	208,690	7,083,557
Peugeot SA(1)	249,020	5,196,475
Total SA	87,570	4,421,790
		28,159,339
Germany — 2.6%
Fresenius Medical Care AG & Co. KGaA	86,613	7,398,983
Symrise AG	50,250	3,198,788
Wirecard AG	105,190	4,358,954
		14,956,725
Hong Kong — 1.2%
AIA Group Ltd.	702,600	4,625,916
Hang Seng Bank Ltd.	127,400	2,556,659
		7,182,575
India — 1.8%
HDFC Bank Ltd.	183,150	3,012,675
HDFC Bank Ltd. ADR	7,762	462,770
ICICI Bank Ltd. ADR	240,430	2,538,941
Maruti Suzuki India Ltd.	70,190	4,160,543
		10,174,929
Italy — 2.1%
Intesa Sanpaolo SpA	3,409,270	12,289,125
Japan — 4.0%
Keyence Corp.	14,900	8,055,352
Nidec Corp.	86,400	6,324,328
ORIX Corp.	300,800	4,785,317
Unicharm Corp.	186,600	4,131,465
		23,296,462
Mexico — 0.4%
Cemex SAB de CV ADR(1)	223,610	2,079,573
Netherlands — 0.7%
NXP Semiconductors NV(1)	34,280	3,847,930

7

	Shares	Value
Peru — 0.6%
Credicorp Ltd.	25,234	$3,561,527
Sweden — 1.8%
Electrolux AB	129,880	3,961,976
Skandinaviska Enskilda Banken AB, A Shares	530,350	6,549,681
		10,511,657
Switzerland — 3.4%
Adecco SA	149,632	11,892,866
Roche Holding AG	26,041	7,652,843
		19,545,709
United Kingdom — 10.6%
Admiral Group plc	180,290	4,103,017
Ashtead Group plc	127,358	2,180,124
Capita plc	304,043	5,818,035
Johnson Matthey plc	96,560	5,163,905
Liberty Global plc(1)	120,260	6,463,975
Liberty Global plc, Class A(1)	98,950	5,692,594
Prudential plc	230,270	5,726,140
Royal Bank of Scotland Group plc(1)	1,478,268	7,801,656
Shire plc	144,920	12,481,284
Whitbread plc	77,430	6,059,213
		61,489,943
United States — 59.9%
Adobe Systems, Inc.(1)	156,910	12,410,012
Alexion Pharmaceuticals, Inc.(1)	30,124	4,935,516
Alliance Data Systems Corp.(1)	8,702	2,593,457
Amazon.com, Inc.(1)	15,040	6,455,619
American Tower Corp.	84,260	7,818,485
Autodesk, Inc.(1)	95,730	5,183,780
Becton Dickinson and Co.	50,350	7,074,679
Boston Scientific Corp.(1)	199,290	3,641,028
Bristol-Myers Squibb Co.	124,000	8,010,400
Celgene Corp.(1)	73,358	8,395,090
Cerner Corp.(1)	82,826	5,573,362
Charles Schwab Corp. (The)	207,644	6,571,933
Cognizant Technology Solutions Corp., Class A(1)	171,090	11,072,945
Continental Resources, Inc.(1)	80,148	3,651,543
Costco Wholesale Corp.	41,177	5,871,428
Dollar Tree, Inc.(1)	141,600	10,618,584
Electronic Arts, Inc.(1)	59,620	3,741,453
EOG Resources, Inc.	97,530	8,649,936
EQT Corp.	84,430	7,182,460
Equinix, Inc.	26,120	7,001,988
Estee Lauder Cos., Inc. (The), Class A	79,595	6,958,991
Facebook, Inc., Class A(1)	150,071	11,884,122
FedEx Corp.	46,951	8,132,852
Fortune Brands Home & Security, Inc.	154,693	7,094,221
Google, Inc., Class A(1)	12,545	6,841,039
Google, Inc., Class C(1)	14,604	7,770,934
Harman International Industries, Inc.	97,614	11,764,439

8

	Shares	Value
Home Depot, Inc. (The)	104,114	$11,600,382
Humana, Inc.	27,630	5,930,780
Ingersoll-Rand plc	171,880	11,821,906
Intercontinental Exchange, Inc.	33,675	7,973,566
Kansas City Southern	45,668	4,132,954
MasterCard, Inc., Class A	83,580	7,711,091
McKesson Corp.	45,060	10,689,584
Mondelez International, Inc., Class A	99,320	4,130,719
Monsanto Co.	54,691	6,397,753
Owens Corning	103,488	4,383,752
Public Storage	24,310	4,704,957
Schlumberger Ltd.	60,114	5,456,548
Signet Jewelers Ltd.	66,470	8,596,565
Sirius XM Holdings, Inc.(1)	602,050	2,323,913
SolarCity Corp.(1)	43,480	2,614,018
Towers Watson & Co., Class A	53,280	7,349,976
Tractor Supply Co.	69,323	6,040,806
Tyco International plc	82,280	3,320,821
Ulta Salon Cosmetics & Fragrance, Inc.(1)	51,260	7,823,301
Union Pacific Corp.	49,142	4,958,919
Visa, Inc., Class A	116,292	7,986,935
WhiteWave Foods Co., Class A(1)	149,509	7,180,917
Zions Bancorp	220,350	6,363,708
		346,394,167
TOTAL COMMON STOCKS (Cost $422,667,776)		570,179,690
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 1.50%, 10/31/18 - 2/29/20, valued at $729,113), in a joint trading account at 0.06%, dated 5/29/15, due 6/1/15 (Delivery value $713,560)		713,556
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.375%, 4/30/16, valued at $873,461), in a joint trading account at 0.03%, dated 5/29/15, due 6/1/15 (Delivery value $856,270)		856,268
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $2,916,563), at 0.01%, dated 5/29/15, due 6/1/15 (Delivery value $2,855,002)		2,855,000
State Street Institutional Liquid Reserves Fund, Premier Class	483	483
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,425,307)		4,425,307
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $427,093,083)		574,604,997
OTHER ASSETS AND LIABILITIES — 0.7%		4,039,078
TOTAL NET ASSETS — 100.0%		$578,644,075

9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.1%
Information Technology	19.2%
Financials	16.5%
Health Care	14.8%
Industrials	14.0%
Consumer Staples	6.0%
Energy	5.0%
Materials	2.9%
Cash and Equivalents*	1.5%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $427,093,083)	$574,604,997
Foreign currency holdings, at value (cost of $449,088)	445,882
Receivable for investments sold	7,577,258
Receivable for capital shares sold	350,008
Dividends and interest receivable	889,060
Other assets	16,552
583,883,757

Liabilities
Payable for investments purchased	4,367,410
Payable for capital shares redeemed	331,117
Accrued management fees	520,369
Distribution and service fees payable	20,786
5,239,682

Net Assets	$578,644,075

Net Assets Consist of:
Capital (par value and paid-in surplus)	$398,417,955
Distributions in excess of net investment income	(2,037,860)
Undistributed net realized gain	34,741,126
Net unrealized appreciation	147,522,854
$578,644,075

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$460,895,946	37,722,101	$12.22
Institutional Class, $0.01 Par Value	$36,021,292	2,907,916	$12.39
A Class, $0.01 Par Value	$51,565,839	4,305,414	$11.98*
C Class, $0.01 Par Value	$8,038,889	739,632	$10.87
R Class, $0.01 Par Value	$5,893,936	495,281	$11.90
R6 Class, $0.01 Par Value	$16,228,173	1,306,737	$12.42
*Maximum offering price $12.71 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $240,371)	$4,003,038
Interest	801
4,003,839

Expenses:
Management fees	3,122,438
Distribution and service fees:
A Class	66,853
C Class	37,938
R Class	14,119
Directors' fees and expenses	10,494
Other expenses	9,522
3,261,364

Net investment income (loss)	742,475

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	35,129,763
Foreign currency transactions	(24,371)
35,105,392

Change in net unrealized appreciation (depreciation) on:
Investments	(17,114,452)
Translation of assets and liabilities in foreign currencies	3,038
(17,111,414)

Net realized and unrealized gain (loss)	17,993,978

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,736,453

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$742,475	$153,777
Net realized gain (loss)	35,105,392	51,896,007
Change in net unrealized appreciation (depreciation)	(17,111,414)	(8,620,122)
Net increase (decrease) in net assets resulting from operations	18,736,453	43,429,662

Distributions to Shareholders
From net investment income:
Investor Class	—	(2,865,018)
Institutional Class	—	(560,772)
A Class	—	(302,173)
C Class	—	(24,440)
R Class	—	(23,517)
R6 Class	—	(209)
From net realized gains:
Investor Class	(37,785,567)	(9,757,039)
Institutional Class	(6,379,960)	(1,784,697)
A Class	(4,516,949)	(1,171,760)
C Class	(670,176)	(140,516)
R Class	(478,017)	(100,231)
R6 Class	(1,376,962)	(620)
Decrease in net assets from distributions	(51,207,631)	(16,730,992)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(14,530,356)	18,873,715

Redemption Fees
Increase in net assets from redemption fees	6,419	15,930

Net increase (decrease) in net assets	(46,995,115)	45,588,315

Net Assets
Beginning of period	625,639,190	580,050,875
End of period	$578,644,075	$625,639,190

Distributions in excess of net investment income	$(2,037,860)	$(2,780,335)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

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fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.050% to 1.300% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.850% to 1.100% for the Institutional Class and 0.700% to 0.950% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2015 was 1.07% for the Investor Class, A Class, C Class and R Class, 0.87% for the Institutional Class and 0.72% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 were $188,356,581 and $256,137,934, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	1,561,977	$18,818,284	3,938,235	$48,885,183
Issued in reinvestment of distributions	3,197,823	36,927,269	1,019,394	12,336,801
Redeemed	(2,818,463)	(33,875,392)	(4,485,388)	(55,928,846)
	1,941,337	21,870,161	472,241	5,293,138
Institutional Class/Shares Authorized	35,000,000		35,000,000
Sold	184,039	2,231,882	1,303,256	16,573,202
Issued in reinvestment of distributions	511,274	5,962,760	191,773	2,345,469
Redeemed	(3,807,578)	(46,907,133)	(1,942,389)	(24,606,149)
	(3,112,265)	(38,712,491)	(447,360)	(5,687,478)
A Class/Shares Authorized	35,000,000		35,000,000
Sold	506,591	5,985,579	1,276,731	15,619,984
Issued in reinvestment of distributions	392,995	4,454,209	122,631	1,460,436
Redeemed	(847,344)	(10,082,683)	(1,351,849)	(16,591,233)
	52,242	357,105	47,513	489,187
C Class/Shares Authorized	10,000,000		10,000,000
Sold	138,759	1,488,455	196,729	2,219,689
Issued in reinvestment of distributions	44,246	457,296	11,449	125,535
Redeemed	(62,587)	(679,034)	(85,886)	(964,322)
	120,418	1,266,717	122,292	1,380,902
R Class/Shares Authorized	5,000,000		5,000,000
Sold	88,503	1,044,312	158,047	1,930,221
Issued in reinvestment of distributions	42,408	478,017	10,431	123,748
Redeemed	(80,567)	(942,999)	(92,275)	(1,129,865)
	50,344	579,330	76,203	924,104
R6 Class/Shares Authorized	15,000,000		50,000,000
Sold	145,624	1,795,679	1,337,765	17,030,076
Issued in reinvestment of distributions	117,575	1,376,962	67	829
Redeemed	(252,504)	(3,063,819)	(44,018)	(557,043)
	10,695	108,822	1,293,814	16,473,862
Net increase (decrease)	(937,229)	$(14,530,356)	1,564,703	$18,873,715

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Austria	—	$4,909,052	—
China	$6,526,213	5,771,241	—
Denmark	—	9,483,523	—
France	—	28,159,339	—
Germany	—	14,956,725	—
Hong Kong	—	7,182,575	—
India	3,001,711	7,173,218	—
Italy	—	12,289,125	—
Japan	—	23,296,462	—
Sweden	—	10,511,657	—
Switzerland	—	19,545,709	—
United Kingdom	12,156,569	49,333,374	—
Other Countries	355,883,197	—	—
Temporary Cash Investments	483	4,424,824	—
	$377,568,173	$197,036,824	—
7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$427,584,731
Gross tax appreciation of investments	$154,262,731
Gross tax depreciation of investments	(7,242,465)
Net tax appreciation (depreciation) of investments	$147,020,266

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$12.94	0.02	0.31	0.33	—	(1.05)	(1.05)	$12.22	3.14%	1.08%(4)	0.26%(4)	32%	$460,896
2014	$12.39	—(5)	0.91	0.91	(0.08)	(0.28)	(0.36)	$12.94	7.53%	1.08%	0.03%	46%	$462,889
2013	$9.63	0.01	2.79	2.80	(0.04)	—	(0.04)	$12.39	29.15%	1.09%	0.11%	64%	$437,599
2012	$8.52	0.03	1.11	1.14	(0.03)	—	(0.03)	$9.63	13.37%	1.10%	0.28%	54%	$373,887
2011	$8.41	0.03	0.13	0.16	(0.05)	—	(0.05)	$8.52	1.82%	1.11%	0.28%	53%	$322,672
2010	$7.80	0.03	0.64	0.67	(0.06)	—	(0.06)	$8.41	8.61%	1.16%	0.33%	100%	$344,950
Institutional Class
2015(3)	$13.09	0.02	0.33	0.35	—	(1.05)	(1.05)	$12.39	3.27%	0.88%(4)	0.46%(4)	32%	$36,021
2014	$12.52	0.03	0.91	0.94	(0.09)	(0.28)	(0.37)	$13.09	7.68%	0.88%	0.23%	46%	$78,802
2013	$9.73	0.03	2.82	2.85	(0.06)	—	(0.06)	$12.52	29.42%	0.89%	0.31%	64%	$80,968
2012	$8.60	0.05	1.13	1.18	(0.05)	—	(0.05)	$9.73	13.71%	0.90%	0.48%	54%	$47,203
2011	$8.49	0.04	0.13	0.17	(0.06)	—	(0.06)	$8.60	2.00%	0.91%	0.48%	53%	$35,991
2010	$7.90	0.04	0.64	0.68	(0.09)	—	(0.09)	$8.49	8.68%	0.96%	0.53%	100%	$45,459

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For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$12.72	—(5)	0.31	0.31	—	(1.05)	(1.05)	$11.98	3.03%	1.33%(4)	0.01%(4)	32%	$51,566
2014	$12.21	(0.03)	0.89	0.86	(0.07)	(0.28)	(0.35)	$12.72	7.23%	1.33%	(0.22)%	46%	$54,091
2013	$9.49	(0.02)	2.75	2.73	(0.01)	—	(0.01)	$12.21	28.83%	1.34%	(0.14)%	64%	$51,351
2012	$8.39	—(5)	1.10	1.10	—(5)	—	—(5)	$9.49	13.16%	1.35%	0.03%	54%	$33,938
2011	$8.28	—(5)	0.13	0.13	(0.02)	—	(0.02)	$8.39	1.58%	1.36%	0.03%	53%	$26,908
2010	$7.67	0.01	0.62	0.63	(0.02)	—	(0.02)	$8.28	8.20%	1.41%	0.08%	100%	$33,641
C Class
2015(3)	$11.68	(0.04)	0.28	0.24	—	(1.05)	(1.05)	$10.87	2.67%	2.08%(4)	(0.74)%(4)	32%	$8,039
2014	$11.30	(0.11)	0.81	0.70	(0.04)	(0.28)	(0.32)	$11.68	6.39%	2.08%	(0.97)%	46%	$7,234
2013	$8.84	(0.09)	2.55	2.46	—	—	—	$11.30	27.97%	2.09%	(0.89)%	64%	$5,615
2012	$7.87	(0.06)	1.03	0.97	—	—	—	$8.84	12.20%	2.10%	(0.72)%	54%	$4,098
2011	$7.81	(0.06)	0.12	0.06	—	—	—	$7.87	0.77%	2.11%	(0.72)%	53%	$3,557
2010	$7.27	(0.05)	0.59	0.54	—	—	—	$7.81	7.43%	2.16%	(0.67)%	100%	$4,579
R Class
2015(3)	$12.66	(0.01)	0.30	0.29	—	(1.05)	(1.05)	$11.90	2.87%	1.58%(4)	(0.24)%(4)	32%	$5,894
2014	$12.18	(0.06)	0.88	0.82	(0.06)	(0.28)	(0.34)	$12.66	7.00%	1.58%	(0.47)%	46%	$5,632
2013	$9.47	(0.04)	2.75	2.71	—	—	—	$12.18	28.51%	1.59%	(0.39)%	64%	$4,489
2012	$8.39	(0.02)	1.10	1.08	—	—	—	$9.47	12.87%	1.60%	(0.22)%	54%	$1,587
2011	$8.29	(0.02)	0.12	0.10	—	—	—	$8.39	1.21%	1.61%	(0.22)%	53%	$636
2010	$7.67	(0.01)	0.63	0.62	—	—	—	$8.29	8.08%	1.66%	(0.17)%	100%	$490

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For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2015(3)	$13.11	0.04	0.32	0.36	—	(1.05)	(1.05)	$12.42	3.34%	0.73%(4)	0.61%(4)	32%	$16,228
2014	$12.53	0.02	0.93	0.95	(0.09)	(0.28)	(0.37)	$13.11	7.80%	0.73%	0.38%	46%	$16,992
2013(6)	$11.22	—(5)	1.31	1.31	—	—	—	$12.53	11.68%	0.74%(4)	0.00%(4)(7)	64%(8)	$28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Ratio was less than 0.005%.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86217 1507

SEMIANNUAL REPORT	MAY 31, 2015

International Discovery Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Monetary Policies Helped Trigger Market Volatility

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained nearly 10% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained almost 9% lower, as measured by West Texas Intermediate crude oil futures. U.S. stocks and bonds posted modest gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 2.97% and 1.09%, respectively. Non-U.S. developed-market stock returns were stronger, as reflected in the 4.84% return of the MSCI EAFE Index, but emerging-market equities lagged, reflected in the 0.82% return of the MSCI Emerging Markets Index.

We expect more monetary policy divergence between the U.S. and other major developed economies in the coming months, accompanied by continued market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWEGX	10.78%	2.48%	11.63%	8.50%	11.01%	4/1/94
MSCI ACWI ex-U.S. Mid Cap Growth Index	—	7.11%	1.69%	9.10%	6.20%	N/A(2)	—
Institutional Class	TIDIX	10.95%	2.73%	11.88%	8.72%	9.88%	1/2/98
A Class(3)	ACIDX						4/28/98
No sales charge*		10.64%	2.23%	11.37%	8.24%	8.25%
With sales charge*		4.31%	-3.62%	10.07%	7.59%	7.87%
C Class	TWECX						3/1/10
No sales charge*		10.24%	1.46%	10.55%	—	8.99%
With sales charge*		9.24%	1.46%	10.55%	—	8.99%
R Class	TWERX	10.47%	1.96%	11.09%	—	9.52%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available June 1994.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.70%	1.50%	1.95%	2.70%	2.20%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

MAY 31, 2015
Top Ten Holdings	% of net assets
Pandora A/S	3.1%
Qantas Airways Ltd.	2.8%
Ashtead Group plc	2.7%
Peugeot SA	2.3%
Zhuzhou CSR Times Electric Co. Ltd., H Shares	2.1%
Zalando SE	2.0%
Mabuchi Motor Co. Ltd.	1.9%
Ono Pharmaceutical Co. Ltd.	1.9%
TDK Corp.	1.9%
Yamaha Motor Co. Ltd.	1.8%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.1%
Exchange-Traded Funds	0.2%
Total Equity Exposure	98.3%
Other Assets and Liabilities	1.7%

Investments by Country	% of net assets
Japan	19.9%
United Kingdom	14.4%
France	8.3%
China	7.3%
Germany	7.2%
Canada	6.3%
Australia	5.5%
Switzerland	4.6%
Denmark	4.1%
Taiwan	3.8%
Sweden	3.7%
Spain	2.3%
Italy	2.0%
Israel	2.0%
Other Countries	6.7%
Exchange-Traded Funds	0.2%
Other Assets and Liabilities	1.7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1) 12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,107.80	$9.04	1.72%
Institutional Class	$1,000	$1,109.50	$7.99	1.52%
A Class	$1,000	$1,106.40	$10.35	1.97%
C Class	$1,000	$1,102.40	$14.26	2.72%
R Class	$1,000	$1,104.70	$11.65	2.22%
Hypothetical
Investor Class	$1,000	$1,016.36	$8.65	1.72%
Institutional Class	$1,000	$1,017.35	$7.64	1.52%
A Class	$1,000	$1,015.11	$9.90	1.97%
C Class	$1,000	$1,011.37	$13.64	2.72%
R Class	$1,000	$1,013.86	$11.15	2.22%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.1%
Australia — 5.5%
Alumina Ltd.	2,596,650	$3,513,925
Aristocrat Leisure Ltd.	917,150	5,469,415
Qantas Airways Ltd.(1)	6,195,630	16,673,778
Ramsay Health Care Ltd.	62,970	3,058,089
Sydney Airport	990,480	4,308,874
		33,024,081
Brazil — 0.2%
BR Malls Participacoes SA	300,500	1,428,797
Canada — 6.3%
Cineplex, Inc.	72,330	2,852,836
Concordia Healthcare Corp.	133,743	8,917,634
Dollarama, Inc.	82,750	4,583,323
Element Financial Corp.(1)	392,370	5,871,667
Linamar Corp.	98,400	6,703,480
PrairieSky Royalty Ltd.	120,450	3,234,987
West Fraser Timber Co. Ltd.	74,000	4,080,830
Whitecap Resources, Inc.	114,080	1,256,751
		37,501,508
China — 7.3%
Beijing Enterprises Water Group Ltd.	6,972,000	5,889,691
CAR, Inc.(1)	2,106,000	5,057,453
China Everbright Ltd.	852,000	3,389,913
Shenzhou International Group Holdings Ltd.	1,846,000	9,118,518
Sunny Optical Technology Group Co. Ltd.	2,155,000	4,730,430
Vipshop Holdings Ltd. ADR(1)	129,760	3,240,107
Zhuzhou CSR Times Electric Co. Ltd., H Shares	1,497,500	12,302,690
		43,728,802
Denmark — 4.1%
DSV A/S	185,050	6,434,627
Pandora A/S	181,980	18,297,794
		24,732,421
France — 8.3%
Criteo SA ADR(1)	60,740	2,917,342
Groupe Eurotunnel SE	324,730	4,891,468
Ingenico	59,900	7,430,774
Peugeot SA(1)	670,690	13,995,759
Societe BIC SA	21,740	3,582,750
Societe Television Francaise 1	195,080	3,294,192
Teleperformance	120,300	8,860,336
Zodiac Aerospace	130,640	4,765,752
		49,738,373
Germany — 7.2%
Deutsche Annington Immobilien SE	63,410	2,005,028
Duerr AG	36,140	3,694,187

7

	Shares	Value
KION Group AG	134,950	$6,406,619
Morphosys AG(1)	45,710	3,355,588
Symrise AG	123,710	7,875,065
United Internet AG	159,250	7,426,436
Zalando SE(1)	378,540	12,223,065
		42,985,988
India — 1.1%
Ashok Leyland Ltd.(1)	2,645,010	2,959,090
Container Corp. Of India Ltd.	131,910	3,771,439
		6,730,529
Israel — 2.0%
Caesarstone Sdot-Yam Ltd.	55,053	3,403,376
Mellanox Technologies Ltd.(1)	69,840	3,514,349
Radware Ltd.(1)	216,430	5,109,912
		12,027,637
Italy — 2.0%
Banca Generali SpA	240,500	8,552,891
Moncler SpA	187,230	3,561,593
		12,114,484
Japan — 19.9%
Dena Co. Ltd.	265,200	5,664,466
Don Quijote Holdings Co. Ltd.	76,600	5,924,828
Japan Exchange Group, Inc.	349,300	10,652,222
Japan Hotel REIT Investment Corp.	3,660	2,506,546
Koito Manufacturing Co. Ltd.	200,800	7,911,308
Kose Corp.	85,900	5,619,853
Laox Co. Ltd.(1)	572,000	1,788,148
M3, Inc.	297,400	5,669,326
Mabuchi Motor Co. Ltd.	190,000	11,557,829
Minebea Co. Ltd.	310,000	5,744,672
NSK Ltd.	393,900	6,509,196
Ono Pharmaceutical Co. Ltd.	105,000	11,505,459
Skylark Co. Ltd.	121,900	1,677,518
Suruga Bank Ltd.	351,600	7,504,237
Sysmex Corp.	120,100	6,976,764
TDK Corp.	138,600	11,122,395
Yamaha Motor Co. Ltd.	426,000	10,691,617
		119,026,384
Netherlands — 1.1%
USG People NV	451,440	6,234,893
Philippines — 0.5%
Universal Robina Corp.	741,780	3,174,422
Russia — 1.1%
QIWI plc ADR	206,410	6,237,710
South Africa — 0.9%
Mr Price Group Ltd.	263,210	5,234,400
South Korea — 1.8%
CJ CheilJedang Corp.	8,416	3,113,521
Hanssem Co. Ltd.	20,800	4,222,874
Medy-Tox, Inc.	8,362	3,514,568
		10,850,963

8

	Shares	Value
Spain — 2.3%
Melia Hotels International SA	381,660	$4,965,154
Viscofan SA	139,220	8,547,408
		13,512,562
Sweden — 3.7%
Boliden AB	349,050	7,483,298
Hexagon AB, B Shares	155,450	5,704,604
Husqvarna AB, B Shares	425,260	3,236,894
Lundin Petroleum AB(1)	341,650	5,377,286
		21,802,082
Switzerland — 4.6%
ams AG	108,010	6,424,173
Chocoladefabriken Lindt & Spruengli AG	1,100	5,807,523
Kaba Holding AG	11,120	6,986,604
Lonza Group AG	60,600	8,511,145
		27,729,445
Taiwan — 3.8%
Advanced Semiconductor Engineering, Inc.	3,694,000	5,295,540
Hermes Microvision, Inc.	36,041	2,847,536
Makalot Industrial Co. Ltd.	343,000	2,950,249
PChome Online, Inc.	342,000	4,991,887
TPK Holding Co. Ltd.	554,000	3,682,143
Yuanta Financial Holding Co. Ltd.	4,650,000	2,727,006
		22,494,361
United Kingdom — 14.4%
Ashtead Group plc	945,130	16,178,811
Auto Trader Group plc(1)	1,156,400	5,023,953
Croda International plc	89,610	4,006,078
DCC plc	56,300	4,474,544
Hays plc	1,280,270	3,160,175
Howden Joinery Group plc	1,263,090	9,864,889
London Stock Exchange Group plc	268,220	10,072,408
Man Group plc	933,610	2,547,069
Persimmon plc	350,280	10,503,919
Rightmove plc	29,610	1,514,263
St. James's Place plc	656,170	9,141,344
Tullow Oil plc	618,490	3,734,881
Whitbread plc	73,110	5,721,156
		85,943,490
TOTAL COMMON STOCKS (Cost $476,882,620)		586,253,332
EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI Brazil Capped ETF (Cost $1,349,053)	39,630	1,277,671
TOTAL INVESTMENT SECURITIES — 98.3% (Cost $478,231,673)		587,531,003
OTHER ASSETS AND LIABILITIES — 1.7%		10,261,492
TOTAL NET ASSETS — 100.0%		$597,792,495

9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	26.9%
Industrials	24.7%
Information Technology	14.7%
Financials	11.1%
Health Care	8.6%
Materials	4.6%
Consumer Staples	4.3%
Energy	2.2%
Utilities	1.0%
Exchange-Traded Funds	0.2%
Other Assets and Liabilities	1.7%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.
See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $478,231,673)	$587,531,003
Foreign currency holdings, at value (cost of $5,661,661)	5,661,284
Receivable for investments sold	22,217,138
Receivable for capital shares sold	67,932
Dividends and interest receivable	1,379,153
Other assets	123,641
616,980,151

Liabilities
Disbursements in excess of demand deposit cash	506,116
Payable for investments purchased	17,754,023
Payable for capital shares redeemed	113,699
Accrued management fees	811,882
Distribution and service fees payable	1,936
19,187,656

Net Assets	$597,792,495

Net Assets Consist of:
Capital (par value and paid-in surplus)	$641,171,012
Distributions in excess of net investment income	(3,813,596)
Accumulated net realized loss	(148,737,624)
Net unrealized appreciation	109,172,703
$597,792,495

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$566,143,947	41,464,793	$13.65
Institutional Class, $0.01 Par Value	$24,516,078	1,775,335	$13.81
A Class, $0.01 Par Value	$6,298,348	473,229	$13.31*
C Class, $0.01 Par Value	$644,556	48,673	$13.24
R Class, $0.01 Par Value	$189,566	14,041	$13.50
*Maximum offering price $14.12 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $357,979)	$4,855,136
Interest	808
4,855,944

Expenses:
Management fees	4,551,852
Distribution and service fees:
A Class	7,292
C Class	2,529
R Class	888
Directors' fees and expenses	303,366
Other expenses	20,982
4,886,909

Net investment income (loss)	(30,965)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	13,114,499
Foreign currency transactions	(205,408)
12,909,091

Change in net unrealized appreciation (depreciation) on:
Investments	45,385,384
Translation of assets and liabilities in foreign currencies	(21,376)
45,364,008

Net realized and unrealized gain (loss)	58,273,099

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,242,134

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$(30,965)	$1,361,881
Net realized gain (loss)	12,909,091	53,332,305
Change in net unrealized appreciation (depreciation)	45,364,008	(62,731,842)
Net increase (decrease) in net assets resulting from operations	58,242,134	(8,037,656)

Distributions to Shareholders
From net investment income:
Investor Class	(1,194,380)	(6,710,325)
Institutional Class	(96,309)	(445,178)
A Class	—	(31,274)
C Class	—	(1,497)
R Class	—	(1,905)
Decrease in net assets from distributions	(1,290,689)	(7,190,179)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(29,280,774)	(66,706,975)

Redemption Fees
Increase in net assets from redemption fees	2,651	39,362

Net increase (decrease) in net assets	27,673,322	(81,895,448)

Net Assets
Beginning of period	570,119,173	652,014,621
End of period	$597,792,495	$570,119,173

Distributions in excess of net investment income	$(3,813,596)	$(2,491,942)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Discovery Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

14

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.200% to 1.750% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 1.000% to 1.550% for the Institutional Class. The effective annual management fee for each class for the six months ended May 31, 2015 was 1.61% for the Investor Class, A Class, C Class and R Class and 1.41% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The impact of directors' fees and expenses (including legal counsel fees) to the ratio of operating expenses to average net assets was 0.11% for the six months ended May 31, 2015. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 were $486,841,799 and $519,851,525, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	390,000,000		400,000,000
Sold	1,356,512	$18,032,530	4,156,039	$55,774,195
Issued in reinvestment of distributions	89,395	1,141,578	493,153	6,430,257
Redeemed	(3,820,855)	(48,395,667)	(9,653,900)	(126,648,667)
	(2,374,948)	(29,221,559)	(5,004,708)	(64,444,215)
Institutional Class/Shares Authorized	60,000,000		70,000,000
Sold	146,543	1,923,191	1,492,577	20,057,215
Issued in reinvestment of distributions	7,460	96,309	33,648	444,778
Redeemed	(162,564)	(2,103,265)	(1,868,085)	(25,112,803)
	(8,561)	(83,765)	(341,860)	(4,610,810)
A Class/Shares Authorized	5,000,000		10,000,000
Sold	141,192	1,770,676	251,885	3,206,500
Issued in reinvestment of distributions	—	—	2,425	31,274
Redeemed	(131,612)	(1,663,470)	(80,633)	(1,025,435)
	9,580	107,206	173,677	2,212,339
C Class/Shares Authorized	5,000,000		10,000,000
Sold	21,887	276,384	24,659	311,509
Issued in reinvestment of distributions	—	—	113	1,497
Redeemed	(11,157)	(136,347)	(14,404)	(177,537)
	10,730	140,037	10,368	135,469
R Class/Shares Authorized	5,000,000		10,000,000
Sold	1,254	15,706	9,628	127,326
Issued in reinvestment of distributions	—	—	141	1,905
Redeemed	(17,790)	(238,399)	(10,089)	(128,989)
	(16,536)	(222,693)	(320)	242
Net increase (decrease)	(2,379,735)	$(29,280,774)	(5,162,843)	$(66,706,975)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$24,422,796	$561,830,536	—
Exchange-Traded Funds	1,277,671	—	—
	$25,700,467	$561,830,536	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$479,136,098
Gross tax appreciation of investments	$112,925,525
Gross tax depreciation of investments	(4,530,620)
Net tax appreciation (depreciation) of investments	$108,394,905

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2014, the fund had accumulated short-term capital losses of $(146,565,779), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of November 30, 2014, the fund had post-October capital loss deferrals of $(13,242,797), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$12.35	—(4)	1.33	1.33	(0.03)	$13.65	10.78%	1.72%(5)	(0.01)%(5)	86%	$566,144
2014	$12.70	0.03	(0.24)	(0.21)	(0.14)	$12.35	(1.73)%	1.61%	0.20%	134%	$541,410
2013	$10.08	—(4)	2.79	2.79	(0.17)	$12.70	27.97%	1.56%	0.03%	157%	$620,359
2012	$9.22	0.04	0.82	0.86	—(4)	$10.08	9.23%	1.50%	0.42%	154%	$582,331
2011	$9.88	0.02	(0.68)	(0.66)	—	$9.22	(6.58)%	1.42%	0.14%	167%	$660,971
2010	$8.55	—(4)	1.35	1.35	(0.02)	$9.88	15.80%	1.43%	0.00%(6)	199%	$878,530
Institutional Class
2015(3)	$12.50	0.01	1.35	1.36	(0.05)	$13.81	10.95%	1.52%(5)	0.19%(5)	86%	$24,516
2014	$12.86	0.06	(0.25)	(0.19)	(0.17)	$12.50	(1.55)%	1.41%	0.40%	134%	$22,304
2013	$10.20	0.05	2.80	2.85	(0.19)	$12.86	28.16%	1.36%	0.23%	157%	$27,341
2012	$9.34	0.05	0.83	0.88	(0.02)	$10.20	9.44%	1.30%	0.62%	154%	$48,794
2011	$9.99	0.03	(0.68)	(0.65)	—	$9.34	(6.41)%	1.22%	0.34%	167%	$97,063
2010	$8.66	0.02	1.36	1.38	(0.05)	$9.99	16.06%	1.23%	0.20%	199%	$97,167

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For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(7)
2015(3)	$12.03	(0.02)	1.30	1.28	—	$13.31	10.64%	1.97%(5)	(0.26)%(5)	86%	$6,298
2014	$12.36	(0.01)	(0.22)	(0.23)	(0.10)	$12.03	(1.92)%	1.86%	(0.05)%	134%	$5,576
2013	$9.81	(0.03)	2.72	2.69	(0.14)	$12.36	27.69%	1.81%	(0.22)%	157%	$3,585
2012	$9.00	0.01	0.80	0.81	—	$9.81	8.88%	1.75%	0.17%	154%	$2,838
2011	$9.67	(0.02)	(0.65)	(0.67)	—	$9.00	(6.83)%	1.67%	(0.11)%	167%	$3,182
2010	$8.37	(0.02)	1.32	1.30	—	$9.67	15.53%	1.68%	(0.25)%	199%	$4,814
C Class
2015(3)	$12.01	(0.06)	1.29	1.23	—	$13.24	10.24%	2.72%(5)	(1.01)%(5)	86%	$645
2014	$12.39	(0.10)	(0.23)	(0.33)	(0.05)	$12.01	(2.74)%	2.61%	(0.80)%	134%	$456
2013	$9.83	(0.14)	2.76	2.62	(0.06)	$12.39	26.75%	2.56%	(0.97)%	157%	$342
2012	$9.08	(0.05)	0.80	0.75	—	$9.83	8.14%	2.50%	(0.58)%	154%	$93
2011	$9.82	(0.07)	(0.67)	(0.74)	—	$9.08	(7.43)%	2.42%	(0.86)%	167%	$87
2010(8)	$8.50	(0.05)	1.37	1.32	—	$9.82	15.53%	2.43%(5)	(0.77)%(5)	199%(9)	$77

20

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$12.22	(0.05)	1.33	1.28	—	$13.50	10.47%	2.22%(5)	(0.51)%(5)	86%	$190
2014	$12.55	(0.05)	(0.22)	(0.27)	(0.06)	$12.22	(2.19)%	2.11%	(0.30)%	134%	$374
2013	$9.96	(0.06)	2.76	2.70	(0.11)	$12.55	27.35%	2.06%	(0.47)%	157%	$388
2012	$9.15	—(4)	0.81	0.81	—	$9.96	8.73%	2.00%	(0.08)%	154%	$290
2011	$9.86	(0.04)	(0.67)	(0.71)	—	$9.15	(7.10)%	1.92%	(0.36)%	167%	$27
2010(8)	$8.50	(0.01)	1.37	1.36	—	$9.86	16.00%	1.93%(5)	(0.16)%(5)	199%(9)	$29

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through November 30, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86220 1507

SEMIANNUAL REPORT	MAY 31, 2015

International Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Monetary Policies Helped Trigger Market Volatility

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained nearly 10% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained almost 9% lower, as measured by West Texas Intermediate crude oil futures. U.S. stocks and bonds posted modest gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 2.97% and 1.09%, respectively. Non-U.S. developed-market stock returns were stronger, as reflected in the 4.84% return of the MSCI EAFE Index, but emerging-market equities lagged, reflected in the 0.82% return of the MSCI Emerging Markets Index.

We expect more monetary policy divergence between the U.S. and other major developed economies in the coming months, accompanied by continued market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWIEX	4.63%	2.26%	11.55%	6.89%	8.05%	5/9/91
MSCI EAFE Index	—	4.84%	-0.48%	9.94%	5.56%	5.65%(2)	—
MSCI EAFE Growth Index	—	5.91%	2.02%	10.66%	6.16%	4.51%(2)	—
Institutional Class	TGRIX	4.74%	2.44%	11.78%	7.10%	6.18%	11/20/97
A Class(3)	TWGAX						10/2/96
No sales charge*		4.54%	1.97%	11.29%	6.63%	6.52%
With sales charge*		-1.45%	-3.87%	9.99%	6.00%	6.18%
C Class	AIWCX						6/4/01
No sales charge*		4.13%	1.15%	10.46%	5.82%	3.74%
With sales charge*		3.16%	1.15%	10.46%	5.82%	3.74%
R Class	ATGRX	4.45%	1.75%	11.00%	6.36%	7.50%	8/29/03
R6 Class	ATGDX	4.79%	2.56%	—	—	8.32%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since April 30, 1991, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.18%	0.98%	1.43%	2.18%	1.68%	0.83%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

MAY 31, 2015
Top Ten Holdings	% of net assets
Roche Holding AG	3.2%
Novartis AG	3.0%
Nestle SA	2.1%
Keyence Corp.	1.9%
Intesa Sanpaolo SpA	1.9%
Reckitt Benckiser Group plc	1.8%
Accor SA	1.8%
Adecco SA	1.7%
NXP Semiconductors NV	1.7%
Shire plc	1.6%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.8%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.2%

Investments by Country	% of net assets
United Kingdom	20.8%
Japan	19.0%
Switzerland	11.8%
France	11.6%
Germany	5.7%
Netherlands	4.7%
Belgium	3.3%
Italy	3.0%
China	2.6%
Denmark	2.6%
Other Countries	13.7%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1)12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,046.30	$5.97	1.17%
Institutional Class	$1,000	$1,047.40	$4.95	0.97%
A Class	$1,000	$1,045.40	$7.24	1.42%
C Class	$1,000	$1,041.30	$11.04	2.17%
R Class	$1,000	$1,044.50	$8.51	1.67%
R6 Class	$1,000	$1,047.90	$4.19	0.82%
Hypothetical
Investor Class	$1,000	$1,019.10	$5.89	1.17%
Institutional Class	$1,000	$1,020.10	$4.89	0.97%
A Class	$1,000	$1,017.85	$7.14	1.42%
C Class	$1,000	$1,014.11	$10.90	2.17%
R Class	$1,000	$1,016.60	$8.40	1.67%
R6 Class	$1,000	$1,020.84	$4.13	0.82%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Australia — 0.9%
CSL Ltd.	95,754	$6,845,015
Qantas Airways Ltd.(1)	4,035,000	10,859,056
		17,704,071
Belgium — 3.3%
Anheuser-Busch InBev NV	216,722	26,051,922
KBC Groep NV	364,740	24,456,261
UCB SA	154,090	11,017,332
		61,525,515
Canada — 0.5%
Alimentation Couche Tard, Inc., B Shares	238,880	9,308,560
China — 2.6%
Baidu, Inc. ADR(1)	47,658	9,407,689
Tencent Holdings Ltd.	1,277,700	25,657,321
Vipshop Holdings Ltd. ADR(1)	561,120	14,011,167
		49,076,177
Denmark — 2.6%
Coloplast A/S, B Shares	98,003	7,401,353
Novo Nordisk A/S, B Shares	201,466	11,249,649
Pandora A/S	301,112	30,276,323
		48,927,325
France — 11.6%
Accor SA	599,820	32,869,945
Carrefour SA	347,397	11,791,684
Cie Generale d'Optique Essilor International SA	137,455	16,779,964
Criteo SA ADR(1)	275,030	13,209,691
LVMH Moet Hennessy Louis Vuitton SE	82,890	14,761,826
Pernod-Ricard SA	160,830	19,880,787
Peugeot SA(1)	1,017,860	21,240,398
Schneider Electric SE	223,205	16,861,146
Total SA	516,600	26,085,378
Valeo SA	153,708	24,537,624
Zodiac Aerospace	502,522	18,332,021
		216,350,464
Germany — 5.7%
Bayer AG	201,445	28,574,057
Continental AG	42,911	9,908,905
Fresenius Medical Care AG & Co. KGaA	224,350	19,165,273
Henkel AG & Co. KGaA Preference Shares	102,440	12,257,949
Wirecard AG	472,462	19,578,287
Zalando SE(1)	495,804	16,009,522
		105,493,993

7

	Shares	Value
Hong Kong — 1.4%
AIA Group Ltd.	3,997,200	$26,317,548
India — 1.6%
ICICI Bank Ltd. ADR	1,461,140	15,429,638
Tata Consultancy Services Ltd.	374,210	15,294,469
		30,724,107
Indonesia — 0.7%
PT Bank Mandiri (Persero) Tbk	15,033,400	12,249,311
Ireland — 1.6%
Bank of Ireland(1)	49,410,422	18,885,079
Ryanair Holdings plc ADR	154,901	10,316,407
		29,201,486
Israel — 0.4%
Mobileye NV(1)	159,810	7,523,855
Italy — 3.0%
Intesa Sanpaolo SpA	9,831,440	35,438,613
Luxottica Group SpA	295,531	19,896,859
		55,335,472
Japan — 19.0%
Daikin Industries Ltd.	241,500	18,564,650
Daito Trust Construction Co. Ltd.	140,000	15,616,968
Fuji Heavy Industries Ltd.	751,900	28,460,913
Isuzu Motors Ltd.	787,100	10,726,984
Japan Tobacco, Inc.	313,829	11,479,544
Keyence Corp.	65,600	35,465,173
Kubota Corp.	1,615,000	26,987,149
Minebea Co. Ltd.	890,000	16,492,769
Mizuho Financial Group, Inc.	6,560,300	14,514,429
Murata Manufacturing Co. Ltd.	181,700	29,623,329
Nidec Corp.	139,200	10,189,196
Nintendo Co. Ltd.	54,300	9,239,947
Nitori Holdings Co. Ltd.	183,800	14,172,066
Ono Pharmaceutical Co. Ltd.	104,000	11,395,883
ORIX Corp.	1,487,600	23,665,683
Rakuten, Inc.	671,304	11,050,027
Ryohin Keikaku Co. Ltd.	62,800	10,661,048
Seven & I Holdings Co. Ltd.	403,600	16,769,651
Suzuki Motor Corp.	674,100	23,541,767
Unicharm Corp.	709,900	15,717,723
		354,334,899
Mexico — 0.9%
Cemex SAB de CV ADR(1)	1,749,292	16,268,415
Netherlands — 4.7%
Akzo Nobel NV	212,515	16,186,653
ASML Holding NV	122,583	13,698,899
ING Groep NV CVA	1,568,222	25,792,615
NXP Semiconductors NV(1)	278,080	31,214,480
		86,892,647

8

	Shares	Value
Norway — 1.2%
Statoil ASA	1,147,529	$21,529,320
Portugal — 0.9%
Jeronimo Martins SGPS SA	1,233,490	16,954,598
Spain — 1.2%
Inditex SA	699,350	23,165,780
Sweden — 1.9%
Electrolux AB	446,600	13,623,487
Skandinaviska Enskilda Banken AB, A Shares	1,811,052	22,366,009
		35,989,496
Switzerland — 11.8%
Adecco SA	393,449	31,271,629
Credit Suisse Group AG	736,100	19,509,763
Givaudan SA	8,797	16,117,927
Nestle SA	492,734	38,219,193
Novartis AG	536,538	55,089,554
Roche Holding AG	205,584	60,416,344
		220,624,410
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	385,311	9,355,351
United Kingdom — 20.8%
ARM Holdings plc	1,212,860	21,410,641
Ashtead Group plc	1,297,845	22,216,614
Associated British Foods plc	268,455	12,424,084
BAE Systems plc	1,235,070	9,721,557
Barclays plc	3,799,950	15,681,177
BT Group plc	1,176,328	8,031,218
Bunzl plc	473,540	13,722,462
Burberry Group plc	604,219	15,653,127
Carnival plc	415,010	20,088,321
Compass Group plc	829,560	14,504,770
International Consolidated Airlines Group SA(1)	2,147,667	18,185,018
Johnson Matthey plc	431,763	23,090,130
Liberty Global plc, Class A(1)	412,420	23,726,523
London Stock Exchange Group plc	166,640	6,257,796
Prudential plc	918,170	22,832,195
Reckitt Benckiser Group plc	365,476	32,984,946
Rio Tinto plc	388,500	16,958,454
Shire plc	351,840	30,302,339
St. James's Place plc	1,466,841	20,435,098
Whitbread plc	335,954	26,289,771
Wolseley plc	211,930	13,089,357
		387,605,598
TOTAL COMMON STOCKS (Cost $1,451,323,428)		1,842,458,398

9

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 1.50%, 10/31/18 - 2/29/20, valued at $2,880,433), in a joint trading account at 0.06%, dated 5/29/15, due 6/1/15 (Delivery value $2,818,991)		$2,818,977
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.375%, 4/30/16, valued at $3,450,695), in a joint trading account at 0.03%, dated 5/29/15, due 6/1/15 (Delivery value $3,382,781)		3,382,773
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $11,504,950), at 0.01%, dated 5/29/15, due 6/1/15 (Delivery value $11,277,009)		11,277,000
State Street Institutional Liquid Reserves Fund, Premier Class	5,584	5,584
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,484,334)		17,484,334
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,468,807,762)		1,859,942,732
OTHER ASSETS AND LIABILITIES — 0.2%		4,423,238
TOTAL NET ASSETS — 100.0%		$1,864,365,970

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	22.5%
Financials	17.1%
Health Care	13.7%
Information Technology	13.0%
Industrials	12.7%
Consumer Staples	12.0%
Materials	4.8%
Energy	2.6%
Telecommunication Services	0.4%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,468,807,762)	$1,859,942,732
Foreign currency holdings, at value (cost of $1,472,406)	1,452,264
Receivable for capital shares sold	2,068,826
Dividends and interest receivable	6,623,591
Other assets	424,274
1,870,511,687

Liabilities
Payable for capital shares redeemed	4,205,723
Accrued management fees	1,816,221
Distribution and service fees payable	75,047
Accrued foreign taxes	48,726
6,145,717

Net Assets	$1,864,365,970

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,458,173,314
Distributions in excess of net investment income	(4,831,867)
Undistributed net realized gain	20,192,832
Net unrealized appreciation	390,831,691
$1,864,365,970

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,433,592,668	109,767,084	$13.06
Institutional Class, $0.01 Par Value	$86,794,725	6,684,465	$12.98
A Class, $0.01 Par Value	$301,951,471	22,950,248	$13.16*
C Class, $0.01 Par Value	$11,243,382	871,329	$12.90
R Class, $0.01 Par Value	$2,861,277	215,380	$13.28
R6 Class, $0.01 Par Value	$27,922,447	2,150,488	$12.98
*Maximum offering price $13.96 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,329,999)	$22,104,912
Interest	1,954
22,106,866

Expenses:
Management fees	10,808,610
Distribution and service fees:
A Class	369,164
C Class	50,548
R Class	6,536
Directors' fees and expenses	33,063
Other expenses	33,864
11,301,785

Net investment income (loss)	10,805,081

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	28,217,518
Foreign currency transactions	(300,553)
27,916,965

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $50,289)	45,214,245
Translation of assets and liabilities in foreign currencies	107,361
45,321,606

Net realized and unrealized gain (loss)	73,238,571

Net Increase (Decrease) in Net Assets Resulting from Operations	$84,043,652

 See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$10,805,081	$14,612,903
Net realized gain (loss)	27,916,965	130,838,637
Change in net unrealized appreciation (depreciation)	45,321,606	(133,807,372)
Net increase (decrease) in net assets resulting from operations	84,043,652	11,644,168

Distributions to Shareholders
From net investment income:
Investor Class	(9,233,796)	(21,533,562)
Institutional Class	(974,176)	(3,156,132)
A Class	(1,277,492)	(3,096,954)
C Class	—	(18,143)
R Class	(5,076)	(18,382)
R6 Class	(72,931)	(93,071)
From net realized gains:
Investor Class	(90,129,091)	(30,554,844)
Institutional Class	(7,644,959)	(3,774,435)
A Class	(17,916,622)	(5,446,175)
C Class	(608,755)	(105,404)
R Class	(127,609)	(45,597)
R6 Class	(499,554)	(103,783)
Decrease in net assets from distributions	(128,490,061)	(67,946,482)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(73,289,768)	73,104,964

Redemption Fees
Increase in net assets from redemption fees	21,158	145,637

Net increase (decrease) in net assets	(117,715,019)	16,948,287

Net Assets
Beginning of period	1,982,080,989	1,965,132,702
End of period	$1,864,365,970	$1,982,080,989

Distributions in excess of net investment income	$(4,831,867)	$(4,073,477)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

14

with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 16% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.050% to 1.500% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.850% to 1.300% for the Institutional Class and 0.700% to 1.150% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2015 was 1.16% for the Investor Class, A Class, C Class and R Class, 0.96% for the Institutional Class and 0.81% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2015 are detailed in the Statement of Operations.

16

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 were $643,080,202 and $826,008,413, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	535,000,000		550,000,000
Sold	6,600,712	$82,521,299	15,958,940	$214,636,628
Issued in reinvestment of distributions	8,081,634	96,692,769	3,844,330	50,247,092
Redeemed	(18,508,996)	(232,991,953)	(15,010,781)	(201,716,361)
	(3,826,650)	(53,777,885)	4,792,489	63,167,359
Institutional Class/Shares Authorized	100,000,000		150,000,000
Sold	646,421	8,005,306	5,817,010	77,728,868
Issued in reinvestment of distributions	719,790	8,553,736	529,316	6,878,135
Redeemed	(5,073,249)	(63,858,317)	(9,456,471)	(124,255,176)
	(3,707,038)	(47,299,275)	(3,110,145)	(39,648,173)
A Class/Shares Authorized	150,000,000		150,000,000
Sold	2,045,973	25,852,966	6,088,353	82,628,637
Issued in reinvestment of distributions	1,574,958	19,000,956	637,839	8,406,322
Redeemed	(3,016,196)	(37,858,210)	(3,720,450)	(50,381,712)
	604,735	6,995,712	3,005,742	40,653,247
C Class/Shares Authorized	10,000,000		10,000,000
Sold	168,899	2,111,937	530,078	7,096,533
Issued in reinvestment of distributions	38,595	458,326	7,339	95,427
Redeemed	(102,176)	(1,256,717)	(129,287)	(1,686,417)
	105,318	1,313,546	408,130	5,505,543
R Class/Shares Authorized	5,000,000		5,000,000
Sold	84,274	1,051,451	54,480	746,769
Issued in reinvestment of distributions	9,545	116,453	4,285	57,002
Redeemed	(39,917)	(514,383)	(59,850)	(810,122)
	53,902	653,521	(1,085)	(6,351)
R6 Class/Shares Authorized	20,000,000		50,000,000
Sold	2,771,346	34,749,645	299,887	3,963,299
Issued in reinvestment of distributions	48,186	572,156	15,166	196,854
Redeemed	(1,299,769)	(16,497,188)	(53,864)	(726,814)
	1,519,763	18,824,613	261,189	3,433,339
Net increase (decrease)	(5,249,970)	$(73,289,768)	5,356,320	$73,104,964

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$23,418,856	$25,657,321	—
France	13,209,691	203,140,773	—
India	15,429,638	15,294,469	—
Ireland	10,316,407	18,885,079	—
Israel	7,523,855	—	—
Mexico	16,268,415	—	—
Netherlands	31,214,480	55,678,167	—
Taiwan	9,355,351	—	—
United Kingdom	23,726,523	363,879,075	—
Other Countries	—	1,009,460,298	—
Temporary Cash Investments	5,584	17,478,750	—
	$150,468,800	$1,709,473,932	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

18

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,475,298,371
Gross tax appreciation of investments	$399,341,308
Gross tax depreciation of investments	(14,696,947)
Net tax appreciation (depreciation) of investments	$384,644,361

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$13.40	0.07	0.47	0.54	(0.08)	(0.80)	(0.88)	$13.06	4.63%	1.17%(4)	1.18%(4)	34%	$1,433,593
2014	$13.78	0.10	—(5)	0.10	(0.20)	(0.28)	(0.48)	$13.40	0.80%	1.18%	0.74%	75%	$1,521,655
2013	$11.27	0.11	2.58	2.69	(0.18)	—	(0.18)	$13.78	24.22%	1.22%	0.84%	110%	$1,499,623
2012	$9.90	0.15	1.33	1.48	(0.11)	—	(0.11)	$11.27	15.10%	1.29%	1.41%	106%	$1,268,251
2011	$10.30	0.10	(0.35)	(0.25)	(0.15)	—	(0.15)	$9.90	(2.57)%	1.32%	0.95%	125%	$1,189,245
2010	$9.75	0.09	0.61	0.70	(0.15)	—	(0.15)	$10.30	7.28%	1.35%	0.87%	130%	$1,320,906
Institutional Class
2015(3)	$13.33	0.08	0.47	0.55	(0.10)	(0.80)	(0.90)	$12.98	4.74%	0.97%(4)	1.38%(4)	34%	$86,795
2014	$13.73	0.14	(0.03)	0.11	(0.23)	(0.28)	(0.51)	$13.33	0.91%	0.98%	0.94%	75%	$138,527
2013	$11.24	0.13	2.58	2.71	(0.22)	—	(0.22)	$13.73	24.54%	1.02%	1.04%	110%	$185,325
2012	$9.89	0.17	1.33	1.50	(0.15)	—	(0.15)	$11.24	15.28%	1.09%	1.61%	106%	$140,446
2011	$10.30	0.12	(0.33)	(0.21)	(0.20)	—	(0.20)	$9.89	(2.27)%	1.12%	1.15%	125%	$113,741
2010	$9.78	0.10	0.61	0.71	(0.19)	—	(0.19)	$10.30	7.38%	1.15%	1.07%	130%	$98,610

20

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$13.48	0.06	0.48	0.54	(0.06)	(0.80)	(0.86)	$13.16	4.54%	1.42%(4)	0.93%(4)	34%	$301,951
2014	$13.86	0.07	(0.01)	0.06	(0.16)	(0.28)	(0.44)	$13.48	0.49%	1.43%	0.49%	75%	$301,164
2013	$11.33	0.07	2.61	2.68	(0.15)	—	(0.15)	$13.86	23.98%	1.47%	0.59%	110%	$267,979
2012	$9.92	0.12	1.35	1.47	(0.06)	—	(0.06)	$11.33	14.80%	1.54%	1.16%	106%	$198,434
2011	$10.29	0.08	(0.35)	(0.27)	(0.10)	—	(0.10)	$9.92	(2.76)%	1.57%	0.70%	125%	$172,901
2010	$9.72	0.06	0.61	0.67	(0.10)	—	(0.10)	$10.29	6.98%	1.60%	0.62%	130%	$183,990
C Class
2015(3)	$13.22	0.02	0.46	0.48	—	(0.80)	(0.80)	$12.90	4.13%	2.17%(4)	0.18%(4)	34%	$11,243
2014	$13.58	(0.03)	(0.02)	(0.05)	(0.03)	(0.28)	(0.31)	$13.22	(0.29)%	2.18%	(0.26)%	75%	$10,129
2013	$11.14	(0.03)	2.57	2.54	(0.10)	—	(0.10)	$13.58	23.00%	2.22%	(0.16)%	110%	$4,859
2012	$9.77	0.04	1.33	1.37	—	—	—	$11.14	14.02%	2.29%	0.41%	106%	$2,497
2011	$10.13	—(5)	(0.36)	(0.36)	—	—	—	$9.77	(3.55)%	2.32%	(0.05)%	125%	$2,725
2010	$9.54	(0.01)	0.60	0.59	—	—	—	$10.13	6.18%	2.35%	(0.13)%	130%	$2,691

21

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$13.59	0.06	0.46	0.52	(0.03)	(0.80)	(0.83)	$13.28	4.45%	1.67%(4)	0.68%(4)	34%	$2,861
2014	$13.96	0.03	(0.01)	0.02	(0.11)	(0.28)	(0.39)	$13.59	0.25%	1.68%	0.24%	75%	$2,195
2013	$11.41	0.05	2.62	2.67	(0.12)	—	(0.12)	$13.96	23.59%	1.72%	0.34%	110%	$2,270
2012	$9.97	0.10	1.35	1.45	(0.01)	—	(0.01)	$11.41	14.56%	1.79%	0.91%	106%	$2,262
2011	$10.32	0.05	(0.36)	(0.31)	(0.04)	—	(0.04)	$9.97	(3.05)%	1.82%	0.45%	125%	$3,222
2010	$9.72	0.03	0.62	0.65	(0.05)	—	(0.05)	$10.32	6.75%	1.85%	0.37%	130%	$4,381
R6 Class
2015(3)	$13.34	0.13	0.43	0.56	(0.12)	(0.80)	(0.92)	$12.98	4.79%	0.82%(4)	1.53%(4)	34%	$27,922
2014	$13.74	0.13	—(5)	0.13	(0.25)	(0.28)	(0.53)	$13.34	1.10%	0.83%	1.09%	75%	$8,411
2013(6)	$12.56	0.01	1.17	1.18	—	—	—	$13.74	9.39%	0.85%(4)	0.20%(4)	110%(7)	$5,076

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86216 1507

SEMIANNUAL REPORT	MAY 31, 2015

International Opportunities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Monetary Policies Helped Trigger Market Volatility

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained nearly 10% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained almost 9% lower, as measured by West Texas Intermediate crude oil futures. U.S. stocks and bonds posted modest gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 2.97% and 1.09%, respectively. Non-U.S. developed-market stock returns were stronger, as reflected in the 4.84% return of the MSCI EAFE Index, but emerging-market equities lagged, reflected in the 0.82% return of the MSCI Emerging Markets Index.

We expect more monetary policy divergence between the U.S. and other major developed economies in the coming months, accompanied by continued market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	AIOIX	9.02%(2)	0.98%(2)	13.88%(2)	9.25%(2)	12.53%(2)	6/1/01
MSCI ACWI ex-U.S. Small Cap Growth Index	—	10.68%	3.42%	10.44%	7.65%	7.98%	—
Institutional Class	ACIOX	8.91%(2)	1.07%(2)	14.08%(2)	9.47%(2)	14.83%(2)	1/9/03
A Class	AIVOX						3/1/10
No sales charge*		8.83%(2)	0.67%(2)	13.56%(2)	—	11.65%(2)
With sales charge*		2.59%(2)	-5.16%(2)	12.21%(2)	—	10.39%(2)
C Class	AIOCX						3/1/10
No sales charge*		8.35%(2)	-0.12%(2)	12.75%(2)	—	10.84%(2)
With sales charge*		7.35%(2)	-0.12%(2)	12.75%(2)	—	10.84%(2)
R Class	AIORX	8.58%(2)	0.41%(2)	13.29%(2)	—	11.38%(2)	3/1/10
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.75%	1.55%	2.00%	2.75%	2.25%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

MAY 31, 2015
Top Ten Holdings	% of net assets
PAX Global Technology Ltd.	1.9%
Banca Generali SpA	1.9%
Leonteq AG	1.8%
Bellway plc	1.7%
Concordia Healthcare Corp.	1.6%
Eclat Textile Co. Ltd.	1.6%
Ryohin Keikaku Co. Ltd.	1.5%
Teleperformance	1.5%
Melia Hotels International SA	1.5%
Nihon M&A Center, Inc.	1.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	97.9%
Exchange-Traded Funds	0.5%
Total Equity Exposure	98.4%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.2)%

Investments by Country	% of net assets
Japan	21.2%
United Kingdom	10.6%
Canada	9.2%
China	7.3%
Germany	6.8%
France	5.9%
Sweden	5.2%
Switzerland	5.2%
Taiwan	4.0%
Italy	3.6%
Israel	2.9%
South Korea	2.6%
Netherlands	2.4%
Denmark	2.0%
Other Countries	9.0%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	1.6%
*Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1)12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,090.20	$7.97	1.53%
Investor Class (before waiver)	$1,000	$1,090.20(2)	$9.02	1.73%
Institutional Class (after waiver)	$1,000	$1,089.10	$6.88	1.32%
Institutional Class (before waiver)	$1,000	$1,089.10(2)	$7.92	1.52%
A Class (after waiver)	$1,000	$1,088.30	$9.27	1.78%
A Class (before waiver)	$1,000	$1,088.30(2)	$10.31	1.98%
C Class (after waiver)	$1,000	$1,083.50	$13.14	2.53%
C Class (before waiver)	$1,000	$1,083.50(2)	$14.18	2.73%
R Class (after waiver)	$1,000	$1,085.80	$10.56	2.03%
R Class (before waiver)	$1,000	$1,085.80(2)	$11.60	2.23%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.30	$7.70	1.53%
Investor Class (before waiver)	$1,000	$1,016.31	$8.70	1.73%
Institutional Class (after waiver)	$1,000	$1,018.35	$6.64	1.32%
Institutional Class (before waiver)	$1,000	$1,017.35	$7.64	1.52%
A Class (after waiver)	$1,000	$1,016.06	$8.95	1.78%
A Class (before waiver)	$1,000	$1,015.06	$9.95	1.98%
C Class (after waiver)	$1,000	$1,012.32	$12.69	2.53%
C Class (before waiver)	$1,000	$1,011.32	$13.69	2.73%
R Class (after waiver)	$1,000	$1,014.81	$10.20	2.03%
R Class (before waiver)	$1,000	$1,013.81	$11.20	2.23%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Australia — 1.5%
Aristocrat Leisure Ltd.	302,290	$1,802,703
Independence Group NL	99,810	370,102
		2,172,805
Belgium — 0.4%
Nyrstar NV(1)	171,650	662,471
Brazil — 0.4%
Iguatemi Empresa de Shopping Centers SA	77,700	634,027
Canada — 9.2%
CCL Industries, Inc., Class B	17,620	2,047,779
Concordia Healthcare Corp.	37,120	2,475,065
Descartes Systems Group, Inc. (The)(1)	79,260	1,205,853
Element Financial Corp.(1)	73,310	1,097,056
Interfor Corp.(1)	63,680	1,007,738
Linamar Corp.	24,650	1,679,276
Raging River Exploration, Inc.(1)	193,140	1,389,999
Spartan Energy Corp.(1)	529,990	1,368,019
Whitecap Resources, Inc.	138,290	1,523,459
		13,794,244
China — 7.3%
Biostime International Holdings Ltd.	302,000	1,265,855
Cosmo Lady China Holdings Co. Ltd.	779,000	803,750
CT Environmental Group Ltd.	796,000	1,084,104
EVA Precision Industrial Holdings Ltd.	3,328,000	1,034,413
PAX Global Technology Ltd.(1)	1,611,000	2,917,135
Sunny Optical Technology Group Co. Ltd.	333,000	730,967
Wasion Group Holdings Ltd.	1,092,000	1,692,860
Xinyi Solar Holdings Ltd.	2,972,000	1,391,391
		10,920,475
Denmark — 2.0%
Pandora A/S	4,910	493,693
Royal Unibrew A/S	38,950	1,391,655
Sydbank A/S	28,770	1,115,180
		3,000,528
Finland — 0.5%
Cramo Oyj	34,750	754,159
France — 5.9%
APERAM SA(1)	19,530	808,229
Criteo SA ADR(1)	28,730	1,379,902
Eurofins Scientific	4,980	1,515,608
Montupet	14,200	1,122,746
Nexity SA	46,490	1,872,624
Teleperformance	30,080	2,215,452
		8,914,561

7

	Shares	Value
Germany — 6.8%
Aurelius AG	24,550	$1,208,763
CTS Eventim AG & Co. KGaA	44,430	1,581,038
Grand City Properties SA(1)	39,790	695,289
Jungheinrich AG Preference Shares	15,100	1,034,033
NORMA Group	19,140	1,026,373
SAF-Holland SA	45,690	692,251
Stroeer Media SE	43,140	1,804,256
Wirecard AG	51,320	2,126,642
		10,168,645
Hong Kong — 0.6%
Man Wah Holdings Ltd.	791,200	894,911
India — 1.6%
IndusInd Bank Ltd.	67,130	918,611
Oberoi Realty Ltd.	163,010	782,683
SKS Microfinance Ltd.(1)	104,010	752,965
		2,454,259
Indonesia — 0.5%
PT Matahari Department Store Tbk	564,700	745,161
Israel — 2.9%
Caesarstone Sdot-Yam Ltd.	23,790	1,470,698
Frutarom Industries Ltd.	37,300	1,464,900
Mellanox Technologies Ltd.(1)	27,130	1,365,181
		4,300,779
Italy — 3.6%
Banca Generali SpA	78,620	2,795,959
Interpump Group SpA	89,120	1,523,021
Salvatore Ferragamo SpA	36,910	1,163,448
		5,482,428
Japan — 21.2%
Aica Kogyo Co. Ltd.	33,600	754,487
Asahi Intecc Co. Ltd.	21,600	1,272,175
Dena Co. Ltd.	52,100	1,112,816
Haseko Corp.	168,300	1,972,981
Hoshizaki Electric Co. Ltd.	21,900	1,353,366
Hulic Reit, Inc.	940	1,365,524
Jamco Corp.	24,300	751,819
Japan Aviation Electronics Industry Ltd.	49,000	1,346,251
Kaken Pharmaceutical Co. Ltd.	42,000	1,378,963
Kyoritsu Maintenance Co. Ltd.	23,200	1,293,510
M3, Inc.	75,400	1,437,348
MISUMI Group, Inc.	19,000	796,036
Mitsubishi Pencil Co. Ltd.	17,200	752,496
Nifco, Inc.	41,500	1,728,679
Nihon M&A Center, Inc.	56,600	2,154,736
NS Solutions Corp.	29,100	943,701
OSG Corp.	96,700	2,035,830
Ryohin Keikaku Co. Ltd.	13,300	2,257,833
Sanwa Holdings Corp.	210,400	1,835,904
Sohgo Security Services Co. Ltd.	25,600	899,295

8

	Shares	Value
Takeuchi Manufacturing Co. Ltd.	25,400	$1,367,055
Temp Holdings Co. Ltd.	35,800	1,264,819
Tsugami Corp.	131,000	808,492
Zenkoku Hosho Co. Ltd.	31,800	1,070,974
		31,955,090
Malaysia — 0.5%
My EG Services Bhd	1,014,000	685,957
Netherlands — 2.4%
Aalberts Industries NV	41,140	1,272,157
TKH Group NV	20,100	770,115
USG People NV	114,390	1,579,855
		3,622,127
Norway — 0.3%
Hoegh LNG Holdings Ltd.	33,770	510,597
Philippines — 1.0%
D&L Industries, Inc.	1,841,100	801,107
SSI Group, Inc.(1)	2,840,700	635,868
		1,436,975
South Korea — 2.6%
Byucksan Corp.	158,070	1,158,158
Cosmax, Inc.	7,510	1,307,855
Hanssem Co. Ltd.	6,980	1,417,099
		3,883,112
Spain — 1.7%
Mediaset Espana Comunicacion SA	28,870	363,214
Melia Hotels International SA	170,270	2,215,105
		2,578,319
Sweden — 5.2%
Avanza Bank Holding AB	22,390	950,587
Cloetta AB, B Shares(1)	225,700	712,054
Haldex AB	24,430	347,404
Hexpol AB	114,800	1,244,738
Hoist Finance AB(1)	90,540	753,925
Indutrade AB	16,120	768,708
Inwido AB	163,955	1,990,189
Nobia AB	102,200	1,117,709
		7,885,314
Switzerland — 5.2%
ams AG	30,860	1,835,478
Leonteq AG	14,920	2,743,178
Straumann Holding AG	6,420	1,703,621
U-Blox AG	7,180	1,573,740
		7,856,017
Taiwan — 4.0%
Eclat Textile Co. Ltd.	160,000	2,356,237
PChome Online, Inc.	93,000	1,357,443
Poya International Co. Ltd.	69,000	872,251
TPK Holding Co. Ltd.	220,000	1,462,223
		6,048,154

9

	Shares	Value
United Kingdom — 10.6%
ASOS plc(1)	32,830	$1,849,538
Auto Trader Group plc(1)	327,010	1,420,687
Bellway plc	71,210	2,554,413
Domino's Pizza Group plc	89,690	1,090,489
Essentra plc	95,100	1,453,508
Grafton Group plc	94,040	1,174,280
Hays plc	611,850	1,510,270
IG Group Holdings plc	95,390	1,139,381
Redrow plc	202,250	1,348,067
Restaurant Group plc (The)	92,650	977,083
Rightmove plc	28,410	1,452,895
		15,970,611
TOTAL COMMON STOCKS (Cost $119,261,084)		147,331,726
EXCHANGE-TRADED FUNDS — 0.5%
Market Vectors Junior Gold Miners ETF (Cost $672,256)	27,170	697,726
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 1.50%, 10/31/18 - 2/29/20, valued at $460,110), in a joint trading account at 0.06%, dated 5/29/15, due 6/1/15 (Delivery value $450,295)		450,293
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.375%, 4/30/16, valued at $551,202), in a joint trading account at 0.03%, dated 5/29/15, due 6/1/15 (Delivery value $540,353)		540,352
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 5/15/39, valued at $1,841,906), at 0.01%, dated 5/29/15, due 6/1/15 (Delivery value $1,801,002)		1,801,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,272	1,272
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,792,917)		2,792,917
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $122,726,257)		150,822,369
OTHER ASSETS AND LIABILITIES — (0.2)%		(293,307)
TOTAL NET ASSETS — 100.0%		$150,529,062

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	25.4%
Industrials	22.8%
Information Technology	16.3%
Financials	13.1%
Materials	6.7%
Health Care	6.6%
Consumer Staples	3.2%
Energy	3.1%
Utilities	0.7%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	1.6%
*Includes temporary cash investments and other assets and liabilities.

10

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $122,726,257)	$150,822,369
Foreign currency holdings, at value (cost of $142,108)	140,901
Receivable for investments sold	2,095,973
Receivable for capital shares sold	15,025
Dividends and interest receivable	302,200
Other assets	31,642
153,408,110

Liabilities
Payable for investments purchased	2,621,048
Payable for capital shares redeemed	18,216
Accrued management fees	187,171
Distribution and service fees payable	4,549
Accrued foreign taxes	48,064
2,879,048

Net Assets	$150,529,062

Net Assets Consist of:
Capital (par value and paid-in surplus)	$124,306,913
Distributions in excess of net investment income	(377,128)
Accumulated net realized loss	(1,414,236)
Net unrealized appreciation	28,013,513
$150,529,062

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$126,211,687	13,605,856	$9.28
Institutional Class, $0.01 Par Value	$6,202,557	662,474	$9.36
A Class, $0.01 Par Value	$16,430,552	1,779,430	$9.23*
C Class, $0.01 Par Value	$1,040,176	115,014	$9.04
R Class, $0.01 Par Value	$644,090	70,135	$9.18
*Maximum offering price $9.79 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $137,184)	$1,102,137
Interest	109
1,102,246

Expenses:
Management fees	1,185,338
Distribution and service fees:
A Class	19,322
C Class	3,868
R Class	1,488
Directors' fees and expenses	2,365
Other expenses	4,046
1,216,427
Fees waived	(138,442)
1,077,985

Net investment income (loss)	24,261

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $42,050)	572,882
Foreign currency transactions	(63,135)
509,747

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $94,119)	11,188,445
Translation of assets and liabilities in foreign currencies	(4,840)
11,183,605

Net realized and unrealized gain (loss)	11,693,352

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,717,613

 See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$24,261	$144,525
Net realized gain (loss)	509,747	9,579,587
Change in net unrealized appreciation (depreciation)	11,183,605	(14,469,947)
Net increase (decrease) in net assets resulting from operations	11,717,613	(4,745,835)

Distributions to Shareholders
From net investment income:
Investor Class	(310,451)	(420,466)
Institutional Class	(10,868)	(13,066)
A Class	(28,281)	(24,247)
C Class	(75)	—
R Class	(690)	(931)
From net realized gains:
Investor Class	(5,094,004)	—
Institutional Class	(186,683)	—
A Class	(623,812)	—
C Class	(30,823)	—
R Class	(24,603)	—
Decrease in net assets from distributions	(6,310,290)	(458,710)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	813,696	1,336,793

Redemption Fees
Increase in net assets from redemption fees	4,536	15,927

Net increase (decrease) in net assets	6,225,555	(3,851,825)

Net Assets
Beginning of period	144,303,507	148,155,332
End of period	$150,529,062	$144,303,507

Distributions in excess of net investment income	$(377,128)	$(51,024)

 See Notes to Financial Statements.

14

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

15

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.400% to 2.000% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 1.200% to 1.800% for the Institutional Class. During the six months ended May 31, 2015, the investment advisor voluntarily agreed to waive 0.200% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2016, and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2015 was $118,424, $3,192, $15,457, $774, $595 for the Investor Class, Institutional Class, A Class, C Class, and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended May 31, 2015 was 1.72% for the Investor Class, A Class, C Class and R Class and 1.51% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended May 31, 2015 was 1.52% for the Investor Class, A Class, C Class and R Class and 1.31% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2015 are detailed in the Statement of Operations.

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Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 were $105,201,529 and $112,511,052, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	1,148,913	$10,101,089	2,685,760	$25,258,750
Issued in reinvestment of distributions	628,862	5,205,836	40,854	398,738
Redeemed	(2,051,035)	(17,507,834)	(3,766,046)	(34,806,024)
	(273,260)	(2,200,909)	(1,039,432)	(9,148,536)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	618,210	5,531,658	262,432	2,466,869
Issued in reinvestment of distributions	23,676	197,551	1,325	13,066
Redeemed	(477,370)	(4,048,348)	(99,633)	(949,489)
	164,516	1,680,861	164,124	1,530,446
A Class/Shares Authorized	10,000,000		10,000,000
Sold	602,164	5,211,376	1,319,086	12,391,569
Issued in reinvestment of distributions	79,078	652,093	2,490	24,247
Redeemed	(554,386)	(4,863,193)	(403,650)	(3,771,629)
	126,856	1,000,276	917,926	8,644,187
C Class/Shares Authorized	5,000,000		10,000,000
Sold	37,132	330,417	50,814	476,323
Issued in reinvestment of distributions	3,828	30,898	—	—
Redeemed	(7,584)	(63,788)	(16,090)	(145,611)
	33,376	297,527	34,724	330,712
R Class/Shares Authorized	5,000,000		10,000,000
Sold	2,456	21,171	4,899	45,517
Issued in reinvestment of distributions	3,084	25,293	96	931
Redeemed	(1,281)	(10,523)	(7,210)	(66,464)
	4,259	35,941	(2,215)	(20,016)
Net increase (decrease)	55,747	$813,696	75,127	$1,336,793

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,215,781	$143,115,945	—
Exchange-Traded Funds	697,726	—
Temporary Cash Investments	1,272	2,791,645	—
	$4,914,779	$145,907,590	—
7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$123,314,540
Gross tax appreciation of investments	$29,115,066
Gross tax depreciation of investments	(1,607,237)
Net tax appreciation (depreciation) of investments	$27,507,829

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$8.92	—(4)	0.75	0.75	(0.02)	(0.37)	(0.39)	$9.28	9.02%	1.53%(5)	1.73%(5)	0.06%(5)	(0.14)%(5)	76%	$126,212
2014	$9.20	0.01	(0.26)	(0.25)	(0.03)	—	(0.03)	$8.92	(2.77)%	1.55%	1.75%	0.11%	(0.09)%	128%	$123,835
2013	$7.14	—(4)	2.14	2.14	(0.08)	—	(0.08)	$9.20	30.13%	1.72%	1.79%	(0.04)%	(0.11)%	123%	$137,264
2012	$5.98	—(4)	1.16	1.16	—	—	—	$7.14	19.40%	1.87%	1.87%	(0.04)%	(0.04)%	127%	$99,445
2011	$6.29	(0.01)	(0.27)	(0.28)	(0.03)	—	(0.03)	$5.98	(4.57)%	1.83%	1.83%	(0.17)%	(0.17)%	146%	$89,708
2010	$5.49	(0.03)	0.94	0.91	(0.11)	—	(0.11)	$6.29	16.72%	1.89%	1.89%	(0.52)%	(0.52)%	209%	$102,739
Institutional Class
2015(3)	$9.02	0.04	0.71	0.75	(0.04)	(0.37)	(0.41)	$9.36	8.91%	1.32%(5)	1.52%(5)	0.27%(5)	0.07%(5)	76%	$6,203
2014	$9.29	0.03	(0.27)	(0.24)	(0.03)	—	(0.03)	$9.02	(2.58)%	1.35%	1.55%	0.31%	0.11%	128%	$4,491
2013	$7.21	(0.04)	2.21	2.17	(0.09)	—	(0.09)	$9.29	30.38%	1.52%	1.59%	0.16%	0.09%	123%	$3,100
2012	$6.03	0.01	1.17	1.18	—	—	—	$7.21	19.57%	1.67%	1.67%	0.16%	0.16%	127%	$45
2011	$6.34	—(4)	(0.27)	(0.27)	(0.04)	—	(0.04)	$6.03	(4.35)%	1.63%	1.63%	0.03%	0.03%	146%	$37
2010	$5.54	(0.02)	0.95	0.93	(0.13)	—	(0.13)	$6.34	17.04%	1.69%	1.69%	(0.32)%	(0.32)%	209%	$39

20

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$8.88	(0.01)	0.74	0.73	(0.01)	(0.37)	(0.38)	$9.23	8.83%	1.78%(5)	1.98%(5)	(0.19)%(5)	(0.39)%(5)	76%	$16,431
2014	$9.18	(0.01)	(0.27)	(0.28)	(0.02)	—	(0.02)	$8.88	(3.06)%	1.80%	2.00%	(0.14)%	(0.34)%	128%	$14,683
2013	$7.12	(0.03)	2.15	2.12	(0.06)	—	(0.06)	$9.18	29.89%	1.97%	2.04%	(0.29)%	(0.36)%	123%	$6,743
2012	$5.98	(0.04)	1.18	1.14	—	—	—	$7.12	19.06%	2.12%	2.12%	(0.29)%	(0.29)%	127%	$1,931
2011	$6.29	(0.04)	(0.26)	(0.30)	(0.01)	—	(0.01)	$5.98	(4.81)%	2.10%	2.10%	(0.44)%	(0.44)%	146%	$5,147
2010(6)	$5.51	(0.02)	0.84	0.82	(0.04)	—	(0.04)	$6.29	14.87%	2.14%(5)	2.14%(5)	(0.45)%(5)	(0.45)%(5)	209%(7)	$92
C Class
2015(3)	$8.73	(0.03)	0.71	0.68	—(4)	(0.37)	(0.37)	$9.04	8.35%	2.53%(5)	2.73%(5)	(0.94)%(5)	(1.14)%(5)	76%	$1,040
2014	$9.07	(0.08)	(0.26)	(0.34)	—	—	—	$8.73	(3.75)%	2.55%	2.75%	(0.89)%	(1.09)%	128%	$713
2013	$7.04	(0.09)	2.12	2.03	—	—	—	$9.07	29.02%	2.72%	2.79%	(1.04)%	(1.11)%	123%	$425
2012	$5.95	(0.06)	1.15	1.09	—	—	—	$7.04	18.15%	2.87%	2.87%	(1.04)%	(1.04)%	127%	$123
2011	$6.30	(0.06)	(0.29)	(0.35)	—	—	—	$5.95	(5.56)%	2.83%	2.83%	(1.17)%	(1.17)%	146%	$103
2010(6)	$5.51	(0.05)	0.84	0.79	—	—	—	$6.30	14.34%	2.89%(5)	2.89%(5)	(1.19)%(5)	(1.19)%(5)	209%(7)	$44

21

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$8.85	(0.02)	0.73	0.71	(0.01)	(0.37)	(0.38)	$9.18	8.58%	2.03%(5)	2.23%(5)	(0.44)%(5)	(0.64)%(5)	76%	$644
2014	$9.15	(0.04)	(0.25)	(0.29)	(0.01)	—	(0.01)	$8.85	(3.15)%	2.05%	2.25%	(0.39)%	(0.59)%	128%	$583
2013	$7.10	(0.03)	2.12	2.09	(0.04)	—	(0.04)	$9.15	29.50%	2.22%	2.29%	(0.54)%	(0.61)%	123%	$623
2012	$5.98	(0.03)	1.15	1.12	—	—	—	$7.10	18.73%	2.37%	2.37%	(0.54)%	(0.54)%	127%	$109
2011	$6.30	(0.04)	(0.28)	(0.32)	—	—	—	$5.98	(5.08)%	2.33%	2.33%	(0.67)%	(0.67)%	146%	$61
2010(6)	$5.51	(0.03)	0.84	0.81	(0.02)	—	(0.02)	$6.30	14.77%	2.39%(5)	2.39%(5)	(0.69)%(5)	(0.69)%(5)	209%(7)	$51

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	March 1, 2010 (commencement of sale) through November 30, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86221 1507

SEMIANNUAL REPORT	MAY 31, 2015

International Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Monetary Policies Helped Trigger Market Volatility

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained nearly 10% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained almost 9% lower, as measured by West Texas Intermediate crude oil futures. U.S. stocks and bonds posted modest gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 2.97% and 1.09%, respectively. Non-U.S. developed-market stock returns were stronger, as reflected in the 4.84% return of the MSCI EAFE Index, but emerging-market equities lagged, reflected in the 0.82% return of the MSCI Emerging Markets Index.

We expect more monetary policy divergence between the U.S. and other major developed economies in the coming months, accompanied by continued market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
A Class	MEQAX						3/31/97
No sales charge*		1.80%	-4.00%	9.87%	5.47%(2)	4.43%(2)
With sales charge*		-4.00%	-9.54%	8.59%	4.85%(2)	4.09%(2)
MSCI EAFE Value Index	—	3.74%	-2.98%	9.17%	4.89%	5.88%	—
Investor Class	ACEVX	1.95%	-3.77%	10.15%	—	3.72%	4/3/06
Institutional Class	ACVUX	2.04%	-3.58%	10.38%	—	3.93%	4/3/06
C Class	ACCOX						4/3/06
No sales charge*		1.44%	-4.70%	9.08%	—	2.68%
With sales charge*		0.46%	-4.70%	9.08%	—	2.68%
R Class	ACVRX	1.67%	-4.26%	9.59%	—	3.19%	4/3/06
R6 Class	ACVDX	2.07%	-3.44%	—	—	7.07%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

International Value acquired all the net assets of the Mason Street International Equity Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund’s shareholders on March 15, 2006. Performance information prior to April 1, 2006, is that of the Mason Street International Equity Fund.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.31%	1.11%	1.56%	2.31%	1.81%	0.96%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

MAY 31, 2015
Top Ten Holdings	% of net assets
HSBC Holdings plc	2.3%
AstraZeneca plc	2.1%
Royal Dutch Shell plc, B Shares	2.0%
BP plc	1.9%
Toyota Motor Corp.	1.9%
iShares MSCI EAFE Value ETF	1.8%
Deutsche Telekom AG	1.7%
AXA SA	1.6%
Westpac Banking Corp.	1.6%
Canon, Inc.	1.5%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	95.3%
Exchange-Traded Funds	1.8%
Total Equity Exposure	97.1%
Temporary Cash Investments	3.5%
Other Assets and Liabilities	(0.6)%

Investments by Country	% of net assets
Japan	21.9%
United Kingdom	21.8%
France	9.1%
Germany	7.8%
Australia	6.3%
Spain	4.1%
Italy	3.7%
Switzerland	3.3%
Sweden	3.2%
Hong Kong	3.1%
Other Countries	11.0%
Exchange-Traded Funds	1.8%
Cash and Equivalents*	2.9%
*Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1)12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,019.50	$6.65	1.32%
Institutional Class	$1,000	$1,020.40	$5.64	1.12%
A Class	$1,000	$1,018.00	$7.90	1.57%
C Class	$1,000	$1,014.40	$11.65	2.32%
R Class	$1,000	$1,016.70	$9.15	1.82%
R6 Class	$1,000	$1,020.70	$4.89	0.97%
Hypothetical
Investor Class	$1,000	$1,018.35	$6.64	1.32%
Institutional Class	$1,000	$1,019.35	$5.64	1.12%
A Class	$1,000	$1,017.10	$7.90	1.57%
C Class	$1,000	$1,013.36	$11.65	2.32%
R Class	$1,000	$1,015.86	$9.15	1.82%
R6 Class	$1,000	$1,020.10	$4.89	0.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.3%
Australia — 6.3%
Australia & New Zealand Banking Group Ltd.	28,608	$725,940
Bendigo and Adelaide Bank Ltd.	25,138	236,205
Commonwealth Bank of Australia	3,418	222,360
Fortescue Metals Group Ltd.	32,678	60,461
Insurance Australia Group Ltd.	85,051	368,046
Lend Lease Group	65,918	839,624
National Australia Bank Ltd.	5,991	157,200
Qantas Airways Ltd.(1)	143,125	385,180
Telstra Corp. Ltd.	75,920	361,037
Westpac Banking Corp.	50,462	1,294,769
Woodside Petroleum Ltd.	17,553	491,580
		5,142,402
Belgium — 1.4%
bpost SA	16,140	465,854
KBC Groep NV	10,635	713,090
		1,178,944
Brazil — 0.3%
Cia Energetica de Sao Paulo Preference Shares	38,800	238,550
China — 1.0%
China CITIC Bank Corp. Ltd., H Shares(1)	617,000	522,015
China Construction Bank Corp., H Shares	229,000	230,074
Chongqing Rural Commercial Bank Co. Ltd., H Shares	47,000	38,188
		790,277
Denmark — 0.3%
Vestas Wind Systems A/S	4,930	251,698
Finland — 0.5%
UPM-Kymmene Oyj	24,886	446,336
France — 9.1%
APERAM SA(1)	1,159	47,964
AXA SA	51,527	1,296,808
CGG SA(1)	10,066	67,737
Credit Agricole SA	44,827	669,329
Eutelsat Communications SA	17,521	596,735
Faurecia	2,000	89,984
GDF Suez	41,244	832,356
Metropole Television SA	3,074	58,593
Orange SA	51,984	819,870
Peugeot SA(1)	47,409	989,317
Rallye SA	2,146	68,823
Sanofi	6,582	644,466
STMicroelectronics NV	18,675	159,451
Technicolor SA	25,032	160,530
Total SA	11,728	592,198
Valeo SA	638	101,849

7

	Shares	Value
Vinci SA	4,300	$255,403
		7,451,413
Germany — 7.8%
Allianz SE	4,762	746,597
BASF SE	2,678	247,653
Daimler AG	5,888	551,488
Deutsche Bank AG	7,668	230,883
Deutsche Telekom AG	82,304	1,414,222
Dialog Semiconductor plc(1)	1,063	59,204
Duerr AG	4,981	509,152
E.ON AG	48,922	718,384
Freenet AG	4,648	152,866
Grand City Properties SA(1)	9,978	174,355
Hannover Rueck SE	2,747	266,856
Metro AG	3,149	109,273
ProSiebenSat.1 Media AG	11,332	541,896
RWE AG	18,031	421,021
Siemens AG	2,116	222,593
		6,366,443
Hong Kong — 3.1%
BOC Hong Kong Holdings Ltd.	176,000	724,097
CK Hutchison Holdings Ltd.	10,500	163,858
Hang Seng Bank Ltd.	27,700	555,883
Link Real Estate Investment Trust (The)	149,500	867,656
New World Development Co. Ltd.	187,000	249,377
		2,560,871
Israel — 0.7%
Bank Hapoalim BM	38,770	203,310
Bezeq The Israeli Telecommunication Corp. Ltd.	171,252	286,622
Mizrahi Tefahot Bank Ltd.(1)	5,089	57,878
		547,810
Italy — 3.7%
A2A SpA	219,798	273,752
Enel SpA	91,153	442,301
ENI SpA	58,372	1,050,762
Exor SpA	6,534	325,230
Fiat Chrysler Automobiles NV(1)	29,922	478,161
UnipolSai SpA	175,235	476,148
		3,046,354
Japan — 21.9%
Asahi Kasei Corp.	89,000	792,011
Bridgestone Corp.	10,000	417,033
Canon, Inc.	36,500	1,262,200
Central Japan Railway Co.	5,900	1,027,978
Chiba Bank Ltd. (The)	58,000	458,430
FamilyMart Co. Ltd.	3,100	130,379
Fuji Heavy Industries Ltd.	18,600	704,047
FUJIFILM Holdings Corp.	15,000	574,548
Fukuoka Financial Group, Inc.	8,000	43,121
Hachijuni Bank Ltd. (The)	66,000	501,986

8

	Shares	Value
Heiwa Corp.	4,300	$83,460
Hitachi Construction Machinery Co. Ltd.	14,000	256,166
Japan Airlines Co. Ltd.	25,600	881,763
Kanamoto Co. Ltd.	7,000	198,243
Kawasaki Kisen Kaisha Ltd.	229,000	581,195
KDDI Corp.	10,300	233,278
Kobe Steel Ltd.	391,000	734,021
Lawson, Inc.	1,500	104,903
Mitsubishi Chemical Holdings Corp.	130,200	821,703
Mitsubishi Motors Corp.	5,900	55,000
Mitsubishi UFJ Financial Group, Inc.	164,300	1,219,459
Nippon Telegraph & Telephone Corp.	8,800	614,649
NTT DoCoMo, Inc.	7,500	135,117
Panasonic Corp.	27,700	408,643
Seven Bank Ltd.	165,300	783,116
Sony Corp.(1)	16,300	507,196
Sumitomo Chemical Co. Ltd.	43,000	251,178
Sumitomo Heavy Industries Ltd.	93,000	613,681
Sumitomo Mitsui Financial Group, Inc.	16,700	762,913
Sumitomo Mitsui Trust Holdings, Inc.	14,000	64,284
Sumitomo Rubber Industries Ltd.	9,700	171,234
Takeda Pharmaceutical Co., Ltd.	12,100	588,841
Teijin Ltd.	14,000	52,226
Toyota Motor Corp.	22,300	1,545,898
Yamazaki Baking Co. Ltd.	26,000	433,630
		18,013,530
Netherlands — 1.6%
Boskalis Westminster NV	1,096	54,307
ING Groep NV CVA	17,126	281,672
Koninklijke Ahold NV	49,734	1,011,342
		1,347,321
Norway — 1.1%
Salmar ASA	3,975	64,449
TGS Nopec Geophysical Co. ASA	34,026	858,176
		922,625
Portugal — 0.8%
EDP - Energias de Portugal SA	165,000	644,235
Singapore — 1.9%
Oversea-Chinese Banking Corp. Ltd.	73,000	552,333
United Overseas Bank Ltd.	12,600	216,278
Yangzijiang Shipbuilding Holdings Ltd.	731,900	784,508
		1,553,119
South Korea — 0.1%
SK Hynix, Inc.	1,426	65,751
SK Telecom Co. Ltd.	248	55,161
		120,912
Spain — 4.1%
Banco Santander SA	157,855	1,124,145
Endesa SA	33,373	624,027
Mapfre SA	204,491	729,027

9

	Shares	Value
Telefonica SA	65,054	$920,261
		3,397,460
Sweden — 3.2%
Axfood AB	2,732	41,846
Boliden AB	3,691	79,132
Electrolux AB	16,992	518,339
Investor AB, B Shares	18,942	747,994
Kinnevik Investment AB, B Shares	17,053	569,400
Peab AB	86,741	665,321
		2,622,032
Switzerland — 3.3%
Nestle SA	3,502	271,635
Novartis AG	1,969	202,169
Pargesa Holding SA	1,285	90,443
Roche Holding AG	1,893	556,308
Swiss Reinsurance Co.	7,792	699,734
Zurich Financial Services AG	2,793	891,228
		2,711,517
Taiwan — 1.3%
AU Optronics Corp.	476,000	261,317
Highwealth Construction Corp.	172,000	431,499
Innolux Corp.	281,000	173,949
Inotera Memories, Inc.(1)	52,000	61,330
Pegatron Corp.	54,000	161,157
		1,089,252
United Kingdom — 21.8%
AstraZeneca plc	26,394	1,763,892
Aviva plc	80,608	644,959
Barclays plc	28,923	119,356
BHP Billiton plc	18,465	389,321
BP plc	227,072	1,564,359
British Land Co. plc	19,983	263,272
BT Group plc	139,989	955,756
Direct Line Insurance Group plc	128,295	661,202
Evraz plc	82,987	213,848
Go-Ahead Group plc	3,667	148,803
HSBC Holdings plc	197,835	1,882,864
Imperial Tobacco Group plc	15,893	818,602
Investec plc	58,843	539,164
Legal & General Group plc	266,797	1,083,859
Lloyds Banking Group plc	296,328	397,517
Man Group plc	188,508	514,286
Marks & Spencer Group plc	72,856	649,189
Rio Tinto plc	28,256	1,233,406
Royal Dutch Shell plc, B Shares	55,140	1,663,186
Segro plc	9,063	59,037
Shaftesbury plc	4,634	62,044
SSE plc	4,071	103,598
Standard Chartered plc	46,552	744,230
Vodafone Group plc	148,943	581,290
WM Morrison Supermarkets plc	315,051	823,406
		17,880,446
TOTAL COMMON STOCKS (Cost $74,910,314)		78,323,547

10

	Shares	Value
EXCHANGE-TRADED FUNDS — 1.8%
iShares MSCI EAFE Value ETF (Cost $1,460,106)	26,483	$1,463,451
TEMPORARY CASH INVESTMENTS — 3.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 1.50%, 10/31/18 - 2/29/20, valued at $476,346), in a joint trading account at 0.06%, dated 5/29/15, due 6/1/15 (Delivery value $466,184)		466,182
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.375%, 4/30/16, valued at $570,652), in a joint trading account at 0.03%, dated 5/29/15, due 6/1/15 (Delivery value $559,420)		559,419
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $1,905,488), at 0.01%, dated 5/29/15, due 6/1/15 (Delivery value $1,865,002)		1,865,000
State Street Institutional Liquid Reserves Fund, Premier Class	971	971
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,891,572)		2,891,572
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $79,261,992)		82,678,570
OTHER ASSETS AND LIABILITIES — (0.6)%		(501,131)
TOTAL NET ASSETS — 100.0%		$82,177,439

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	36.1%
Consumer Discretionary	10.6%
Industrials	8.7%
Telecommunication Services	7.9%
Energy	7.6%
Materials	6.7%
Utilities	5.1%
Consumer Staples	4.7%
Health Care	4.5%
Information Technology	3.4%
Exchange-Traded Funds	1.8%
Cash and Equivalents*	2.9%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $79,261,992)	$82,678,570
Foreign currency holdings, at value (cost of $218,751)	218,372
Receivable for investments sold	2,211,511
Receivable for capital shares sold	417,451
Dividends and interest receivable	482,390
86,008,294

Liabilities
Payable for investments purchased	3,639,880
Payable for capital shares redeemed	104,399
Accrued management fees	80,185
Distribution and service fees payable	6,391
3,830,855

Net Assets	$82,177,439

Net Assets Consist of:
Capital (par value and paid-in surplus)	$80,702,138
Undistributed net investment income	1,004,283
Accumulated net realized loss	(2,934,711)
Net unrealized appreciation	3,405,729
$82,177,439

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$21,916,890	2,511,986	$8.72
Institutional Class, $0.01 Par Value	$18,479,732	2,117,841	$8.73
A Class, $0.01 Par Value	$17,436,738	1,991,053	$8.76*
C Class, $0.01 Par Value	$2,877,628	330,534	$8.71
R Class, $0.01 Par Value	$499,384	57,314	$8.71
R6 Class, $0.01 Par Value	$20,967,067	2,402,612	$8.73
*Maximum offering price $9.29 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $123,910)	$1,576,866
Interest	198
1,577,064

Expenses:
Management fees	336,039
Distribution and service fees:
A Class	20,219
C Class	12,663
R Class	1,225
Directors' fees and expenses	824
Other expenses	5,342
376,312

Net investment income (loss)	1,200,752

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $5,529)	(300,812)
Foreign currency transactions	(51,224)
(352,036)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $8,663)	491,490
Translation of assets and liabilities in foreign currencies	(5,334)
486,156

Net realized and unrealized gain (loss)	134,120

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,334,872

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$1,200,752	$1,296,535
Net realized gain (loss)	(352,036)	1,859,752
Change in net unrealized appreciation (depreciation)	486,156	(2,844,163)
Net increase (decrease) in net assets resulting from operations	1,334,872	312,124

Distributions to Shareholders
From net investment income:
Investor Class	(717,239)	(338,923)
Institutional Class	(39,683)	(42,388)
A Class	(541,676)	(303,879)
C Class	(67,359)	(35,907)
R Class	(15,630)	(6,548)
R6 Class	(84,394)	(593)
Decrease in net assets from distributions	(1,465,981)	(728,238)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	43,960,527	2,180,068

Redemption Fees
Increase in net assets from redemption fees	688	8,266

Net increase (decrease) in net assets	43,830,106	1,772,220

Net Assets
Beginning of period	38,347,333	36,575,113
End of period	$82,177,439	$38,347,333

Undistributed net investment income	$1,004,283	$1,269,512

 See Notes to Financial Statements.

14

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

15

with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Value Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.100% to 1.300% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.900% to 1.100% for the Institutional Class and 0.750% to 0.950% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2015 was 1.30% for the Investor Class, A Class, C Class and R Class, 1.10% for the Institutional Class and 0.95% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

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Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, filing fees for foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the ratio of operating expenses to average net assets was 0.02% for the six months ended May 31, 2015.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 were $59,512,629 and $17,492,169, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	20,000,000		20,000,000
Sold	608,345	$5,236,477	986,098	$9,072,889
Issued in reinvestment of distributions	85,418	699,499	36,672	328,583
Redeemed	(322,203)	(2,743,579)	(880,533)	(7,966,252)
	371,560	3,192,397	142,237	1,435,220
Institutional Class/Shares Authorized	10,000,000		5,000,000
Sold	2,124,733	18,370,453	201,824	1,819,795
Issued in reinvestment of distributions	4,791	39,683	4,736	42,388
Redeemed	(69,259)	(607,536)	(234,722)	(2,156,272)
	2,060,265	17,802,600	(28,162)	(294,089)
A Class/Shares Authorized	20,000,000		25,000,000
Sold	363,386	3,126,874	301,668	2,766,714
Issued in reinvestment of distributions	65,172	536,132	33,692	303,228
Redeemed	(164,694)	(1,408,493)	(335,290)	(3,076,292)
	263,864	2,254,513	70	(6,350)
C Class/Shares Authorized	5,000,000		10,000,000
Sold	73,670	632,084	88,235	798,160
Issued in reinvestment of distributions	8,092	66,273	3,916	35,093
Redeemed	(11,272)	(96,944)	(56,011)	(523,901)
	70,490	601,413	36,140	309,352
R Class/Shares Authorized	5,000,000		5,000,000
Sold	5,166	43,915	22,582	204,058
Issued in reinvestment of distributions	1,903	15,570	731	6,548
Redeemed	(3,719)	(32,555)	(2,479)	(21,738)
	3,350	26,930	20,834	188,868
R6 Class/Shares Authorized	10,000,000		50,000,000
Sold	2,439,006	20,948,520	150,184	1,387,273
Issued in reinvestment of distributions	10,298	84,394	66	593
Redeemed	(109,670)	(950,240)	(90,317)	(840,799)
	2,339,634	20,082,674	59,933	547,067
Net increase (decrease)	5,109,163	$43,960,527	231,052	$2,180,068

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$78,323,547	—
Exchange-Traded Funds	$1,463,451	—	—
Temporary Cash Investments	971	2,890,601	—
	$1,464,422	$81,214,148	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$79,280,098
Gross tax appreciation of investments	$5,755,405
Gross tax depreciation of investments	(2,356,933)
Net tax appreciation (depreciation) of investments	$3,398,472

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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As of November 30, 2014, the fund had accumulated short-term capital losses of $(2,258,267), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of November 30, 2014, the fund had post-October capital loss deferrals of $(189,378), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$8.91	0.16	(0.02)	0.14	(0.33)	$8.72	1.95%	1.32%(4)	4.40%(4)	32%	$21,917
2014	$8.97	0.32	(0.19)	0.13	(0.19)	$8.91	1.38%	1.30%	3.55%	89%	$19,068
2013	$7.40	0.21	1.60	1.81	(0.24)	$8.97	24.96%	1.31%	2.63%	83%	$17,920
2012	$6.84	0.20	0.49	0.69	(0.13)	$7.40	10.25%	1.31%	2.95%	125%	$10,423
2011	$6.91	0.14	(0.09)	0.05	(0.12)	$6.84	0.57%	1.31%	1.85%	30%	$9,391
2010	$7.33	0.11	(0.24)	(0.13)	(0.29)	$6.91	(1.82)%	1.32%	1.66%	26%	$7,272
Institutional Class
2015(3)	$8.92	0.27	(0.11)	0.16	(0.35)	$8.73	2.04%	1.12%(4)	4.60%(4)	32%	$18,480
2014	$8.96	0.38	(0.23)	0.15	(0.19)	$8.92	1.67%	1.10%	3.75%	89%	$513
2013	$7.39	0.23	1.59	1.82	(0.25)	$8.96	25.24%	1.11%	2.83%	83%	$769
2012	$6.84	0.23	0.47	0.70	(0.15)	$7.39	10.33%	1.11%	3.15%	125%	$235
2011	$6.90	0.15	(0.07)	0.08	(0.14)	$6.84	0.92%	1.11%	2.05%	30%	$244
2010	$7.34	0.13	(0.25)	(0.12)	(0.32)	$6.90	(1.69)%	1.12%	1.86%	26%	$1,456

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For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$8.93	0.15	(0.01)	0.14	(0.31)	$8.76	1.80%	1.57%(4)	4.15%(4)	32%	$17,437
2014	$9.01	0.30	(0.20)	0.10	(0.18)	$8.93	1.08%	1.55%	3.30%	89%	$15,423
2013	$7.43	0.20	1.60	1.80	(0.22)	$9.01	24.67%	1.56%	2.38%	83%	$15,554
2012	$6.87	0.19	0.48	0.67	(0.11)	$7.43	9.91%	1.56%	2.70%	125%	$14,155
2011	$6.93	0.12	(0.08)	0.04	(0.10)	$6.87	0.45%	1.56%	1.60%	30%	$13,981
2010	$7.33	0.10	(0.24)	(0.14)	(0.26)	$6.93	(2.04)%	1.57%	1.41%	26%	$15,783
C Class
2015(3)	$8.85	0.12	(0.01)	0.11	(0.25)	$8.71	1.44%	2.32%(4)	3.40%(4)	32%	$2,878
2014	$8.97	0.23	(0.19)	0.04	(0.16)	$8.85	0.41%	2.30%	2.55%	89%	$2,301
2013	$7.40	0.14	1.59	1.73	(0.16)	$8.97	23.68%	2.31%	1.63%	83%	$2,009
2012	$6.84	0.13	0.49	0.62	(0.06)	$7.40	9.10%	2.31%	1.95%	125%	$1,412
2011	$6.90	0.06	(0.08)	(0.02)	(0.04)	$6.84	(0.31)%	2.31%	0.85%	30%	$1,137
2010	$7.25	0.05	(0.25)	(0.20)	(0.15)	$6.90	(2.85)%	2.32%	0.66%	26%	$1,039
R Class
2015(3)	$8.87	0.14	(0.01)	0.13	(0.29)	$8.71	1.67%	1.82%(4)	3.90%(4)	32%	$499
2014	$8.97	0.28	(0.21)	0.07	(0.17)	$8.87	0.78%	1.80%	3.05%	89%	$479
2013	$7.40	0.18	1.59	1.77	(0.20)	$8.97	24.32%	1.81%	2.13%	83%	$297
2012	$6.84	0.17	0.49	0.66	(0.10)	$7.40	9.67%	1.81%	2.45%	125%	$283
2011	$6.90	0.10	(0.08)	0.02	(0.08)	$6.84	0.20%	1.81%	1.35%	30%	$234
2010	$7.28	0.09	(0.25)	(0.16)	(0.22)	$6.90	(2.27)%	1.82%	1.16%	26%	$273

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For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2015(3)	$8.93	0.26	(0.10)	0.16	(0.36)	$8.73	2.07%	0.97%(4)	4.75%(4)	32%	$20,967
2014	$8.96	0.33	(0.17)	0.16	(0.19)	$8.93	1.83%	0.95%	3.90%	89%	$562
2013(5)	$8.21	0.06	0.69	0.75	—	$8.96	9.14%	0.96%(4)	2.02%(4)	83%(6)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

 See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86218 1507

SEMIANNUAL REPORT	MAY 31, 2015

NT Emerging Markets Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of May 31, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLKX	4.36%(2)	6.42%(2)	6.16%(2)	3.79%(2)	5/12/06
MSCI Emerging Markets Index	—	0.82%	-0.01%	4.08%	4.17%	—
R6 Class	ACKDX	4.42%(2)	6.49%(2)	—	7.88%(2)	7/26/13

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Institutional Class	R6 Class
1.51%	1.36%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

MAY 31, 2015
Top Ten Holdings	% of net assets
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Tencent Holdings Ltd.	4.4%
Samsung Electronics Co. Ltd.	4.0%
Industrial & Commercial Bank of China Ltd., H Shares	3.1%
Ping An Insurance Group Co., H Shares	3.0%
China Mobile Ltd.	2.3%
Bharti Infratel Ltd.	1.7%
HDFC Bank Ltd.	1.5%
Great Wall Motor Co. Ltd., H Shares	1.5%
China Overseas Land & Investment Ltd.	1.5%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.2%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	0.4%

Investments by Country	% of net assets
China	29.8%
South Korea	13.3%
Taiwan	11.9%
India	7.1%
Brazil	6.3%
South Africa	5.9%
Mexico	4.5%
Thailand	3.7%
Indonesia	3.4%
Russia	3.2%
Turkey	2.2%
Poland	2.1%
Other Countries	5.8%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1)12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Institutional Class (after waiver)	$1,000	$1,043.60	$6.32	1.24%
Institutional Class (before waiver)	$1,000	$1,043.60(2)	$7.59	1.49%
R6 Class (after waiver)	$1,000	$1,044.20	$5.56	1.09%
R6 Class (before waiver)	$1,000	$1,044.20(2)	$6.83	1.34%
Hypothetical
Institutional Class (after waiver)	$1,000	$1,018.75	$6.24	1.24%
Institutional Class (before waiver)	$1,000	$1,017.50	$7.49	1.49%
R6 Class (after waiver)	$1,000	$1,019.50	$5.49	1.09%
R6 Class (before waiver)	$1,000	$1,018.25	$6.74	1.34%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

4

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Brazil — 6.3%
BB Seguridade Participacoes SA	305,700	$3,229,408
BRF SA ADR	131,510	2,657,817
Cielo SA	300,280	3,799,796
Hypermarcas SA(1)	451,800	3,091,121
Itau Unibanco Holding SA ADR	510,085	5,457,909
Lojas Americanas SA Preference Shares	298,100	1,513,749
Ultrapar Participacoes SA	205,100	4,462,726
		24,212,526
China — 29.8%
Baidu, Inc. ADR(1)	15,710	3,101,154
Beijing Enterprises Water Group Ltd.	6,090,000	5,144,609
CAR, Inc.(1)	499,000	1,198,323
China Gas Holdings Ltd.	2,732,000	4,707,399
China Minsheng Banking Corp. Ltd., H Shares	1,891,000	2,604,693
China Mobile Ltd.	664,000	8,743,547
China Overseas Land & Investment Ltd.	1,562,000	5,660,844
CITIC Securities Co. Ltd., H Shares	840,000	3,569,674
CNOOC Ltd.	2,751,000	4,300,184
Ctrip.com International Ltd. ADR(1)	55,020	4,394,447
Great Wall Motor Co. Ltd., H Shares	917,000	5,919,257
Industrial & Commercial Bank of China Ltd., H Shares	13,633,095	11,868,396
KWG Property Holding Ltd.	5,139,500	4,905,083
PAX Global Technology Ltd.(1)	2,845,000	5,151,613
Ping An Insurance Group Co., H Shares	777,000	11,434,060
Shenzhou International Group Holdings Ltd.	1,089,000	5,379,234
Sinotrans Ltd., H Shares	3,374,000	2,632,657
Tencent Holdings Ltd.	848,100	17,030,582
Vipshop Holdings Ltd. ADR(1)	189,080	4,721,328
Zhuzhou CSR Times Electric Co. Ltd., H Shares	344,000	2,826,127
		115,293,211
Egypt — 1.1%
Commercial International Bank Egypt S.A.E.	569,430	4,187,769
Greece — 0.5%
Titan Cement Co. SA	80,580	1,855,866
India — 7.1%
Bharti Infratel Ltd.	892,948	6,695,056
HCL Technologies Ltd.	264,240	4,181,874
HDFC Bank Ltd.	361,692	5,949,551
ICICI Bank Ltd. ADR	370,540	3,912,902
Larsen & Toubro Ltd.	192,780	4,993,950
Tata Motors Ltd.	252,565	1,904,730
		27,638,063
Indonesia — 3.4%
PT Bank Rakyat Indonesia (Persero) Tbk	4,184,600	3,726,079

5

	Shares	Value
PT Matahari Department Store Tbk	2,525,800	$3,332,971
PT Siloam International Hospitals Tbk	2,332,000	2,486,479
PT Tower Bersama Infrastructure Tbk	5,307,600	3,782,829
		13,328,358
Mexico — 4.5%
Alsea SAB de CV	1,153,219	3,471,138
Cemex SAB de CV ADR(1)	593,344	5,518,099
Corp. Inmobiliaria Vesta SAB de CV	1,104,230	1,981,302
Grupo Mexico SAB de CV	992,140	3,076,498
Infraestructura Energetica Nova SAB de CV	609,320	3,264,447
		17,311,484
Peru — 1.2%
Credicorp Ltd.	33,214	4,687,824
Philippines — 0.9%
Universal Robina Corp.	807,640	3,456,268
Poland — 2.1%
Alior Bank SA(1)	112,330	2,789,980
Cyfrowy Polsat SA(1)	323,501	2,163,444
Powszechny Zaklad Ubezpieczen SA	25,588	3,062,834
		8,016,258
Qatar — 0.5%
Qatar National Bank SAQ	37,220	1,919,645
Russia — 3.2%
Magnit PJSC GDR	37,282	1,944,256
MMC Norilsk Nickel OJSC ADR	107,950	1,901,539
NovaTek OAO GDR	38,079	3,842,171
QIWI plc ADR	90,220	2,726,449
X5 Retail Group NV GDR(1)	102,750	1,998,488
		12,412,903
South Africa — 5.9%
Aspen Pharmacare Holdings Ltd.	130,526	3,926,178
Capitec Bank Holdings Ltd.	121,860	5,083,809
Discovery Holdings Ltd.	464,278	4,657,020
Mr Price Group Ltd.	185,070	3,680,447
Naspers Ltd., N Shares	38,392	5,642,903
		22,990,357
South Korea — 13.3%
Amorepacific Corp.	6,400	2,333,048
CJ CheilJedang Corp.	12,710	4,702,098
CJ Korea Express Co. Ltd.(1)	24,410	4,140,835
COSON Co. Ltd.(1)	71,770	2,590,390
Coway Co. Ltd.	32,310	2,667,597
Hyundai Development Co-Engineering & Construction	95,460	5,211,216
LG Chem Ltd.	15,090	3,397,207
LG Household & Health Care Ltd.	5,880	4,286,975
Medy-Tox, Inc.	10,500	4,413,174
Samsung Electronics Co. Ltd.	13,131	15,485,871
Samsung Fire & Marine Insurance Co. Ltd.	8,680	2,380,979
		51,609,390

6

	Shares	Value
Taiwan — 11.9%
Chailease Holding Co. Ltd.	897,000	$2,267,853
Eclat Textile Co. Ltd.	369,000	5,434,073
Ginko International Co. Ltd.	150,000	2,113,674
Hota Industrial Manufacturing Co. Ltd.	2,015,000	5,534,308
Largan Precision Co. Ltd.	38,000	4,234,190
PChome Online, Inc.	245,000	3,576,060
President Chain Store Corp.	417,000	3,016,127
Taiwan Paiho Ltd.	891,000	2,641,677
Taiwan Semiconductor Manufacturing Co. Ltd.	3,644,774	17,337,406
		46,155,368
Thailand — 3.7%
Airports of Thailand PCL	477,000	4,225,505
CP ALL PCL	3,222,700	4,382,834
Kasikornbank PCL	381,100	2,209,111
Thaicom PCL	3,059,800	3,342,677
		14,160,127
Turkey — 2.2%
TAV Havalimanlari Holding AS	445,798	3,700,402
Tofas Turk Otomobil Fabrikasi AS	428,450	2,904,664
Ulker Biskuvi Sanayi AS	294,360	2,061,941
		8,667,007
Turkmenistan — 1.0%
Dragon Oil plc	372,890	3,892,588
United Kingdom — 0.6%
Tullow Oil plc	386,680	2,335,048
TOTAL COMMON STOCKS (Cost $309,317,290)		384,130,060
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 1.50%, 10/31/18 - 2/29/20, valued at $285,069), in a joint trading account at 0.06%, dated 5/29/15, due 6/1/15 (Delivery value $278,988)		278,987
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.375%, 4/30/16, valued at $341,506), in a joint trading account at 0.03%, dated 5/29/15, due 6/1/15 (Delivery value $334,785)		334,784
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $1,140,700), at 0.01%, dated 5/29/15, due 6/1/15 (Delivery value $1,116,001)		1,116,000
State Street Institutional Liquid Reserves Fund, Premier Class	626	626
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,730,397)		1,730,397
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $311,047,687)		385,860,457
OTHER ASSETS AND LIABILITIES — 0.4%		1,427,281
TOTAL NET ASSETS — 100.0%		$387,287,738

7

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.3%
Information Technology	19.8%
Consumer Discretionary	15.7%
Consumer Staples	8.7%
Industrials	8.2%
Telecommunication Services	5.9%
Energy	4.9%
Materials	4.1%
Utilities	3.4%
Health Care	3.2%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
(1) Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $311,047,687)	$385,860,457
Foreign currency holdings, at value (cost of $1,580,486)	1,580,486
Receivable for investments sold	4,258,132
Receivable for capital shares sold	1,835,433
Dividends and interest receivable	392,680
Other assets	11,346
393,938,534

Liabilities
Payable for investments purchased	5,395,288
Payable for capital shares redeemed	86,919
Accrued management fees	402,118
Accrued foreign taxes	766,471
6,650,796

Net Assets	$387,287,738

Net Assets Consist of:
Capital (par value and paid-in surplus)	$324,189,221
Undistributed net investment income	297,332
Accumulated net realized loss	(11,242,026)
Net unrealized appreciation	74,043,211
$387,287,738

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$369,099,026	32,703,857	$11.29
R6 Class, $0.01 Par Value	$18,188,712	1,611,844	$11.28

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $311,758)	$2,547,231
Interest	1,270
2,548,501

Expenses:
Management fees	2,667,946
Directors' fees and expenses	6,159
Other expenses	5,184
2,679,289
Fees waived	(451,479)
2,227,810

Net investment income (loss)	320,691

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $4,770)	(4,197,145)
Foreign currency transactions	(161,832)
(4,358,977)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(529,358))	22,182,430
Translation of assets and liabilities in foreign currencies	2,068
22,184,498

Net realized and unrealized gain (loss)	17,825,521

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,146,212

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$320,691	$1,351,764
Net realized gain (loss)	(4,358,977)	6,094,888
Change in net unrealized appreciation (depreciation)	22,184,498	1,021,389
Net increase (decrease) in net assets resulting from operations	18,146,212	8,468,041

Distributions to Shareholders
From net investment income:
Institutional Class	(700,610)	(1,117,830)
R6 Class	(53,663)	(15,761)
Decrease in net assets from distributions	(754,273)	(1,133,591)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	36,261,441	54,902,713

Net increase (decrease) in net assets	53,653,380	62,237,163

Net Assets
Beginning of period	333,634,358	271,397,195
End of period	$387,287,738	$333,634,358

Undistributed net investment income	$297,332	$730,914

See Notes to Financial Statements.

11

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not

12

limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.050% to 1.650% for the Institutional Class and 0.900% to 1.500% for the R6 Class. During the six months ended May 31, 2015, the investment advisor voluntarily agreed to waive 0.250% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2016, and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2015 was $433,582 and $17,897 for the Institutional Class and R6 Class, respectively. The effective annual management fee before waiver for each class for the six months ended May 31, 2015 was 1.48% for the Institutional Class and 1.33% for the R6 Class. The effective annual management fee after waiver for each class for the six months ended May 31, 2015 was 1.23% for the Institutional Class and 1.08% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 were $154,430,925 and $116,269,527, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	115,000,000		100,000,000
Sold	4,558,315	$47,889,695	7,570,217	$79,221,462
Issued in reinvestment of distributions	67,044	700,610	108,942	1,117,830
Redeemed	(1,784,824)	(19,770,081)	(3,027,271)	(32,862,933)
	2,840,535	28,820,224	4,651,888	47,476,359
R6 Class/Shares Authorized	15,000,000		50,000,000
Sold	766,573	8,275,518	781,648	8,202,595
Issued in reinvestment of distributions	5,140	53,663	1,539	15,761
Redeemed	(81,476)	(887,964)	(74,953)	(792,002)
	690,237	7,441,217	708,234	7,426,354
Net increase (decrease)	3,530,772	$36,261,441	5,360,122	$54,902,713

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$8,115,726	$16,096,800	—
China	12,216,929	103,076,282	—
India	3,912,902	23,725,161	—
Mexico	5,518,099	11,793,385	—
Peru	4,687,824	—	—
Russia	2,726,449	9,686,454	—
Other Countries	—	182,574,049	—
Temporary Cash Investments	626	1,729,771	—
	$37,178,555	$348,681,902	—

15

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$312,568,441
Gross tax appreciation of investments	$81,013,562
Gross tax depreciation of investments	(7,721,546)
Net tax appreciation (depreciation) of investments	$73,292,016

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2014, the fund had accumulated short-term capital losses of $(5,587,596), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,146,451) expire in 2017 and the remaining losses are unlimited.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2015(3)	$10.84	0.01	0.46	0.47	(0.02)	$11.29	4.36%	1.24%(4)	1.49%(4)	0.17%(4)	(0.08)%(4)	33%	$369,099
2014	$10.67	0.05	0.16	0.21	(0.04)	$10.84	2.02%	1.25%	1.50%	0.45%	0.20%	84%	$323,641
2013	$10.05	0.04	0.63	0.67	(0.05)	$10.67	6.66%	1.42%	1.52%	0.38%	0.28%	76%	$269,117
2012	$8.94	0.05	1.07	1.12	(0.01)	$10.05	12.51%	1.54%	1.54%	0.50%	0.50%	101%	$169,277
2011	$10.24	0.04	(1.34)	(1.30)	—	$8.94	(12.70)%	1.52%	1.52%	0.37%	0.37%	87%	$119,682
2010	$8.86	0.02	1.37	1.39	(0.01)	$10.24	15.73%	1.52%	1.52%	0.19%	0.19%	94%	$91,110
R6 Class
2015(3)	$10.84	0.02	0.46	0.48	(0.04)	$11.28	4.42%	1.09%(4)	1.34%(4)	0.32%(4)	0.07%(4)	33%	$18,189
2014	$10.68	0.06	0.16	0.22	(0.06)	$10.84	2.11%	1.10%	1.35%	0.60%	0.35%	84%	$9,993
2013(5)	$9.90	(0.01)	0.79	0.78	–	$10.68	7.88%	1.12%(4)	1.37%(4)	(0.37)%(4)	(0.62)%(4)	76%(6)	$2,280

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes to Financial Statements.

17

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86212 1507

SEMIANNUAL REPORT	MAY 31, 2015

NT International Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of May 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLNX	4.68%	2.39%	11.32%	4.00%	5/12/06
MSCI EAFE Index	—	4.84%	-0.48%	9.94%	2.63%	—
MSCI EAFE Growth Index	—	5.91%	2.02%	10.66%	3.34%	—
R6 Class	ACDNX	4.75%	2.54%	—	8.51%	7/26/13

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	R6 Class
0.98%	0.83%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

MAY 31, 2015
Top Ten Holdings	% of net assets
Roche Holding AG	3.3%
Novartis AG	3.0%
Nestle SA	1.9%
Intesa Sanpaolo SpA	1.9%
Accor SA	1.8%
Reckitt Benckiser Group plc	1.8%
Keyence Corp.	1.7%
Adecco SA	1.7%
NXP Semiconductors NV	1.7%
Shire plc	1.6%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	97.2%
Exchange-Traded Funds	0.5%
Total Equity Exposure	97.7%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
United Kingdom	20.4%
Japan	17.6%
France	11.6%
Switzerland	11.5%
Germany	6.7%
Netherlands	4.6%
Belgium	3.2%
Italy	2.9%
China	2.6%
Denmark	2.6%
Other Countries	13.5%
Exchange-Traded Funds	0.5%
Cash and Equivalents**	2.3%
**Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1) 12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,046.80	$4.95	0.97%
R6 Class	$1,000	$1,047.50	$4.19	0.82%
Hypothetical
Institutional Class	$1,000	$1,020.10	$4.89	0.97%
R6 Class	$1,000	$1,020.84	$4.13	0.82%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.2%
Australia — 0.9%
CSL Ltd.	41,705	$2,981,299
Qantas Airways Ltd.(1)	1,757,530	4,729,893
		7,711,192
Belgium — 3.2%
Anheuser-Busch InBev NV	85,758	10,308,878
KBC Groep NV	159,060	10,665,167
UCB SA	67,130	4,799,750
		25,773,795
Canada — 0.5%
Alimentation Couche Tard, Inc., B Shares	98,390	3,834,014
China — 2.6%
Baidu, Inc. ADR(1)	20,780	4,101,972
Tencent Holdings Ltd.	556,600	11,177,010
Vipshop Holdings Ltd. ADR(1)	244,460	6,104,166
		21,383,148
Denmark — 2.6%
Coloplast A/S, B Shares	42,690	3,224,021
Novo Nordisk A/S, B Shares	82,640	4,614,531
Pandora A/S	129,320	13,002,916
		20,841,468
France — 11.6%
Accor SA	261,330	14,320,801
Carrefour SA	143,726	4,878,486
Cie Generale d'Optique Essilor International SA	58,911	7,191,622
Criteo SA ADR(1)	119,780	5,753,033
LVMH Moet Hennessy Louis Vuitton SE	35,540	6,329,296
Pernod-Ricard SA	70,000	8,652,957
Peugeot SA(1)	435,370	9,085,171
Schneider Electric SE	97,258	7,346,974
Total SA	225,010	11,361,732
Valeo SA	66,950	10,687,758
Zodiac Aerospace	219,520	8,008,098
		93,615,928
Germany — 6.7%
Bayer AG	86,170	12,222,823
Continental AG	18,041	4,165,984
Fresenius Medical Care AG & Co. KGaA	97,720	8,347,807
Henkel AG & Co. KGaA Preference Shares	43,430	5,196,825
Symrise AG	138,200	8,797,462
Wirecard AG	205,746	8,525,880
Zalando SE(1)	215,998	6,974,580
		54,231,361
Hong Kong — 1.4%
AIA Group Ltd.	1,745,800	11,494,340

5

	Shares	Value
India — 1.6%
ICICI Bank Ltd. ADR	638,250	$6,739,920
Tata Consultancy Services Ltd.	153,680	6,281,109
		13,021,029
Indonesia — 0.6%
PT Bank Mandiri (Persero) Tbk	5,841,800	4,759,936
Ireland — 1.5%
Bank of Ireland(1)	20,973,526	8,016,258
Ryanair Holdings plc ADR	67,496	4,495,234
		12,511,492
Israel — 0.4%
Mobileye NV(1)	69,410	3,267,823
Italy — 2.9%
Intesa Sanpaolo SpA	4,221,820	15,218,060
Luxottica Group SpA	126,654	8,527,081
		23,745,141
Japan — 17.6%
Daikin Industries Ltd.	104,800	8,056,212
Daito Trust Construction Co. Ltd.	56,500	6,302,562
Fuji Heavy Industries Ltd.	328,300	12,426,809
Isuzu Motors Ltd.	329,800	4,494,676
Keyence Corp.	25,900	14,002,256
Kubota Corp.	688,000	11,496,693
Minebea Co. Ltd.	387,000	7,171,575
Mizuho Financial Group, Inc.	2,379,900	5,265,444
Murata Manufacturing Co. Ltd.	78,000	12,716,674
Nidec Corp.	58,400	4,274,777
Nintendo Co. Ltd.	23,600	4,015,889
Nitori Holdings Co. Ltd.	66,000	5,088,990
Ono Pharmaceutical Co. Ltd.	44,700	4,898,038
ORIX Corp.	589,100	9,371,776
Rakuten, Inc.	288,627	4,750,956
Ryohin Keikaku Co. Ltd.	27,300	4,634,500
Seven & I Holdings Co. Ltd.	165,600	6,880,709
Suzuki Motor Corp.	278,100	9,712,158
Unicharm Corp.	304,100	6,733,004
		142,293,698
Mexico — 0.9%
Cemex SAB de CV ADR(1)	743,509	6,914,634
Netherlands — 4.6%
Akzo Nobel NV	92,311	7,031,062
ASML Holding NV	53,334	5,960,183
ING Groep NV CVA	643,650	10,586,139
NXP Semiconductors NV(1)	121,060	13,588,985
		37,166,369
Norway — 1.2%
Statoil ASA	499,560	9,372,475
Portugal — 0.9%
Jeronimo Martins SGPS SA	537,530	7,388,471

6

	Shares	Value
Spain — 1.2%
Inditex SA	304,505	$10,086,646
Sweden — 1.9%
Electrolux AB	195,090	5,951,200
Skandinaviska Enskilda Banken AB, A Shares	767,810	9,482,249
		15,433,449
Switzerland — 11.5%
Adecco SA	171,314	13,616,168
Chocoladefabriken Lindt & Spruengli AG	920	4,857,201
Credit Suisse Group AG	310,040	8,217,371
Nestle SA	202,230	15,686,085
Novartis AG	234,346	24,061,700
Roche Holding AG	89,894	26,417,751
		92,856,276
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	168,361	4,087,805
United Kingdom — 20.4%
ARM Holdings plc	530,570	9,366,163
Ashtead Group plc	563,703	9,649,513
Associated British Foods plc	116,703	5,401,009
BAE Systems plc	538,450	4,238,280
Barclays plc	1,655,410	6,831,347
BT Group plc	511,360	3,491,240
Bunzl plc	175,670	5,090,647
Burberry Group plc	263,234	6,819,440
Carnival plc	176,600	8,548,222
Compass Group plc	361,430	6,319,566
International Consolidated Airlines Group SA(1)	924,412	7,827,307
Johnson Matthey plc	178,598	9,551,192
Liberty Global plc, Class A(1)	179,280	10,313,978
London Stock Exchange Group plc	72,670	2,728,961
Prudential plc	378,090	9,401,990
Reckitt Benckiser Group plc	157,080	14,176,787
Rio Tinto plc	166,836	7,282,575
Shire plc	151,090	13,012,677
St. James's Place plc	639,790	8,913,148
Whitbread plc	139,128	10,887,333
Wolseley plc	91,810	5,670,428
		165,521,803
TOTAL COMMON STOCKS (Cost $624,841,926)		787,312,293
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI EAFE ETF (Cost $3,619,056)	59,280	3,950,419
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 1.50%, 10/31/18 - 2/29/20, valued at $3,027,441), in a joint trading account at 0.06%, dated 5/29/15, due 6/1/15 (Delivery value $2,962,864)		2,962,849
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.375%, 4/30/16, valued at $3,626,808), in a joint trading account at 0.03%, dated 5/29/15, due 6/1/15 (Delivery value $3,555,427)		3,555,418

7

	Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $12,092,043), at 0.01%, dated 5/29/15, due 6/1/15 (Delivery value $11,853,010)		$11,853,000
State Street Institutional Liquid Reserves Fund, Premier Class	5,615	5,615
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,376,882)		18,376,882
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $646,837,864)		809,639,594
OTHER ASSETS AND LIABILITIES†		272,088
TOTAL NET ASSETS — 100.0%		$809,911,682

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	22.0%
Financials	16.6%
Health Care	13.8%
Information Technology	12.8%
Industrials	12.5%
Consumer Staples	11.5%
Materials	5.0%
Energy	2.6%
Telecommunication Services	0.4%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	2.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $646,837,864)	$809,639,594
Foreign currency holdings, at value (cost of $648,041)	638,698
Receivable for capital shares sold	86,686
Dividends and interest receivable	2,644,241
Other assets	44,557
813,053,776

Liabilities
Payable for capital shares redeemed	2,459,031
Accrued management fees	658,251
Accrued foreign taxes	24,812
3,142,094

Net Assets	$809,911,682

Net Assets Consist of:
Capital (par value and paid-in surplus)	$641,689,060
Undistributed net investment income	2,013,573
Undistributed net realized gain	3,518,768
Net unrealized appreciation	162,690,281
$809,911,682

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$772,609,911	66,423,905	$11.63
R6 Class, $0.01 Par Value	$37,301,771	3,206,858	$11.63

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,063,916)	$9,810,125
Interest	3,677
9,813,802

Expenses:
Management fees	4,387,042
Directors' fees and expenses	16,113
Other expenses	16,105
4,419,260

Net investment income (loss)	5,394,542

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,477,171
Futures contract transactions	769,125
Foreign currency transactions	(112,854)
7,133,442

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $47,838)	30,075,959
Translation of assets and liabilities in foreign currencies	25,108
30,101,067

Net realized and unrealized gain (loss)	37,234,509

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,629,051

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2014
Increase (Decrease) in Net Assets	May 31, 2015	November 30, 2014
Operations
Net investment income (loss)	$5,394,542	$7,511,178
Net realized gain (loss)	7,133,442	33,716,076
Change in net unrealized appreciation (depreciation)	30,101,067	(29,305,556)
Net increase (decrease) in net assets resulting from operations	42,629,051	11,921,698

Distributions to Shareholders
From net investment income:
Institutional Class	(4,445,815)	(10,834,636)
R6 Class	(177,103)	(101,158)
From net realized gains:
Institutional Class	(32,506,946)	(34,990,441)
R6 Class	(994,137)	(295,487)
Decrease in net assets from distributions	(38,124,001)	(46,221,722)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(161,485,983)	223,587,166

Net increase (decrease) in net assets	(156,980,933)	189,287,142

Net Assets
Beginning of period	966,892,615	777,605,473
End of period	$809,911,682	$966,892,615

Undistributed net investment income	$2,013,573	$1,241,949

See Notes to Financial Statements.

11

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

12

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

13

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.850% to 1.300% for the Institutional Class and 0.700% to 1.150% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2015 was 0.96% for the Institutional Class and 0.81% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2015 were $422,469,039 and $603,577,701, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2015		Year ended November 30, 2014
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	260,000,000		250,000,000
Sold	11,035,631	$121,740,151	17,236,169	$198,956,960
Issued in reinvestment of distributions	3,473,004	36,952,761	4,106,190	45,825,077
Redeemed	(29,146,997)	(328,301,125)	(3,650,915)	(42,916,826)
	(14,638,362)	(169,608,213)	17,691,444	201,865,211
R6 Class/Shares Authorized	30,000,000		50,000,000
Sold	2,016,478	22,188,251	2,044,961	23,470,447
Issued in reinvestment of distributions	110,183	1,171,240	35,574	396,645
Redeemed	(1,354,739)	(15,237,261)	(184,284)	(2,145,137)
	771,922	8,122,230	1,896,251	21,721,955
Net increase (decrease)	(13,866,440)	$(161,485,983)	19,587,695	$223,587,166

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$10,206,138	$11,177,010	—
France	5,753,033	87,862,895	—
India	6,739,920	6,281,109	—
Ireland	4,495,234	8,016,258	—
Israel	3,267,823	—	—
Mexico	6,914,634	—	—
Netherlands	13,588,985	23,577,384	—
Taiwan	4,087,805	—	—
United Kingdom	10,313,978	155,207,825	—
Other Countries	—	429,822,262	—
Exchange-Traded Funds	3,950,419	—	—
Temporary Cash Investments	5,615	18,371,267	—
	$69,323,584	$740,316,010	—

15

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended May 31, 2015, the effect of equity price risk derivative instruments on the Statement of Operations was $769,125 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$650,840,941
Gross tax appreciation of investments	$163,934,210
Gross tax depreciation of investments	(5,135,557)
Net tax appreciation (depreciation) of investments	$158,798,653

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2015(3)	$11.58	0.06	0.44	0.50	(0.05)	(0.40)	(0.45)	$11.63	4.68%	0.97%(4)	1.17%(4)	48%	$772,610
2014	$12.17	0.10	0.03	0.13	(0.17)	(0.55)	(0.72)	$11.58	1.26%	0.98%	0.86%	67%	$938,672
2013	$9.94	0.11	2.27	2.38	(0.15)	—	(0.15)	$12.17	24.27%	1.02%	1.01%	89%	$771,045
2012	$8.71	0.13	1.17	1.30	(0.07)	—	(0.07)	$9.94	15.13%	1.08%	1.47%	93%	$487,964
2011	$9.11	0.10	(0.41)	(0.31)	(0.09)	—	(0.09)	$8.71	(3.47)%	1.12%	1.04%	77%	$345,234
2010	$8.61	0.08	0.54	0.62	(0.12)	—	(0.12)	$9.11	7.28%	1.14%	0.95%	85%	$250,218
R6 Class
2015(3)	$11.59	0.08	0.43	0.51	(0.07)	(0.40)	(0.47)	$11.63	4.75%	0.82%(4)	1.32%(4)	48%	$37,302
2014	$12.18	0.11	0.04	0.15	(0.19)	(0.55)	(0.74)	$11.59	1.43%	0.83%	1.01%	67%	$28,220
2013(5)	$11.13	(0.01)	1.06	1.05	—	—	—	$12.18	9.43%	0.85%(4)	(0.34)%(4)	89%(6)	$6,561

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2015 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

17

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86213 1507

SEMIANNUAL REPORT	MAY 31, 2015

NT International Small-Mid Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of May 31, 2015
	Ticker Symbol	Since Inception(1)	Inception Date
Investor Class	ANTSX	5.00%	3/19/15
MSCI EAFE Small Cap Index	—	6.63%	—
Institutional Class	ANTMX	5.10%	3/19/15
R6 Class	ANTFX	5.10%	3/19/15

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R6 Class
1.48%	1.28%	1.13%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

MAY 31, 2015
Top Ten Holdings	% of net assets
Qantas Airways Ltd.	2.8%
Pandora A/S	2.6%
Mabuchi Motor Co. Ltd.	2.4%
Zalando SE	2.2%
Ashtead Group plc	2.2%
Japan Exchange Group, Inc.	2.2%
Howden Joinery Group plc	2.1%
Peugeot SA	2.0%
TDK Corp.	1.9%
Yamaha Motor Co. Ltd.	1.8%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.7%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	0.9%

Investments by Country	% of net assets
Japan	29.5%
United Kingdom	14.2%
France	10.6%
Germany	8.7%
Australia	6.7%
Canada	5.5%
Denmark	4.2%
Switzerland	3.6%
Italy	3.4%
Sweden	3.1%
China	2.7%
Spain	2.3%
Israel	2.0%
Other Countries	2.2%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1)12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,050.00(2)	$3.05(3)	1.47%
Institutional Class	$1,000	$1,051.00(2)	$2.64(3)	1.27%
R6 Class	$1,000	$1,051.00(2)	$2.33(3)	1.12%
Hypothetical
Investor Class	$1,000	$1,017.60(4)	$7.39(4)	1.47%
Institutional Class	$1,000	$1,018.60(4)	$6.39(4)	1.27%
R6 Class	$1,000	$1,019.35(4)	$5.64(4)	1.12%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from March 19, 2015 (fund inception) through May 31, 2015.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 74, the number of days in the period from March 19, 2015 (fund inception) through May 31, 2015, divided by 365 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

4

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Australia — 6.7%
Alumina Ltd.	780,003	$1,055,541
Aristocrat Leisure Ltd.	360,956	2,152,557
Greencross Ltd.	206,540	1,056,419
Magellan Financial Group Ltd.	107,826	1,540,773
Qantas Airways Ltd.(1)	2,156,701	5,804,148
Ramsay Health Care Ltd.	21,238	1,031,407
Sydney Airport	287,653	1,251,374
		13,892,219
Canada — 5.5%
Cineplex, Inc.	26,277	1,036,416
Concordia Healthcare Corp.	43,482	2,899,266
Dollarama, Inc.	10,643	589,490
Element Financial Corp.(1)	121,358	1,816,076
Linamar Corp.	40,734	2,774,996
PrairieSky Royalty Ltd.	38,424	1,031,973
West Fraser Timber Co. Ltd.	24,235	1,336,472
		11,484,689
China — 2.7%
Beijing Enterprises Water Group Ltd.	1,986,000	1,677,700
China Everbright Ltd.	330,000	1,312,995
PAX Global Technology Ltd.(1)	681,000	1,233,128
Sunny Optical Technology Group Co. Ltd.	676,000	1,483,884
		5,707,707
Denmark — 4.2%
ALK-Abello A/S	1,735	208,422
Ambu A/S, B Shares	30,586	896,046
DSV A/S	64,172	2,231,413
Pandora A/S	53,812	5,410,709
		8,746,590
France — 10.6%
Criteo SA ADR(1)	67,705	3,251,871
Eurofins Scientific	6,730	2,048,201
Groupe Eurotunnel SE	106,897	1,610,209
Ingenico	21,195	2,629,303
Nexity SA	45,324	1,825,658
Peugeot SA(1)	195,554	4,080,762
Societe BIC SA	7,962	1,312,137
Societe Television Francaise 1	66,515	1,123,197
Teleperformance	42,003	3,093,605
Zodiac Aerospace	31,402	1,145,546
		22,120,489
Germany — 8.7%
Deutsche Annington Immobilien SE	21,893	692,258
Dialog Semiconductor plc(1)	44,455	2,475,912

5

	Shares	Value
Duerr AG	9,201	$940,515
Grand City Properties SA(1)	33,429	584,137
KION Group AG	46,895	2,226,294
Morphosys AG(1)	15,743	1,155,700
Symrise AG	33,900	2,157,988
United Internet AG	43,792	2,042,188
windeln.de AG(1)	79,360	1,237,688
Zalando SE(1)	144,327	4,660,322
		18,173,002
Israel — 2.0%
Caesarstone Sdot-Yam Ltd.	18,674	1,154,427
Mellanox Technologies Ltd.(1)	22,519	1,133,156
Radware Ltd.(1)	84,083	1,985,199
		4,272,782
Italy — 3.4%
Banca Generali SpA	72,685	2,584,893
De' Longhi	85,357	2,027,761
Moncler SpA	43,815	833,473
Piaggio & C SpA	474,541	1,537,506
		6,983,633
Japan — 29.5%
Asahi Intecc Co. Ltd.	41,700	2,456,005
Daicel Corp.	106,800	1,393,137
Dena Co. Ltd.	80,700	1,723,689
Don Quijote Holdings Co. Ltd.	30,100	2,328,163
Hoshizaki Electric Co. Ltd.	32,300	1,996,060
Hosiden Corp.	208,900	1,524,904
Japan Exchange Group, Inc.	148,400	4,525,593
Japan Hotel REIT Investment Corp.	1,233	844,418
Juroku Bank Ltd. (The)	339,000	1,280,997
Koito Manufacturing Co. Ltd.	70,800	2,789,445
Kose Corp.	29,500	1,929,984
Laox Co. Ltd.(1)	309,000	965,975
M3, Inc.	98,000	1,868,171
Mabuchi Motor Co. Ltd.	82,600	5,024,614
Minebea Co. Ltd.	112,000	2,075,495
NSK Ltd.	70,800	1,169,970
Ono Pharmaceutical Co. Ltd.	28,200	3,090,037
Sanwa Holdings Corp.	49,500	431,926
Skylark Co. Ltd.	146,000	2,009,169
Suruga Bank Ltd.	123,200	2,629,471
Sysmex Corp.	54,200	3,148,548
Takeuchi Manufacturing Co. Ltd.	37,900	2,039,818
TDK Corp.	50,500	4,052,532
Temp Holdings Co. Ltd.	47,200	1,667,583
Topcon Corp.	109,700	2,557,884
Yamaha Motor Co. Ltd.	147,000	3,689,361
Zenkoku Hosho Co. Ltd.	68,100	2,293,502
		61,506,451
Netherlands — 1.6%
USG People NV	239,934	3,313,758

6

	Shares	Value
New Zealand — 0.6%
Air New Zealand Ltd.	589,041	$1,249,506
Spain — 2.3%
Melia Hotels International SA	135,119	1,757,812
Viscofan SA	48,514	2,978,516
		4,736,328
Sweden — 3.1%
Boliden AB	120,561	2,584,712
Husqvarna AB, B Shares	145,810	1,109,842
Inwido AB	69,716	846,257
Lundin Petroleum AB(1)	124,920	1,966,137
		6,506,948
Switzerland — 3.6%
ams AG	36,384	2,164,032
Kaba Holding AG	3,905	2,453,479
Lonza Group AG	20,922	2,938,452
		7,555,963
United Kingdom — 14.2%
Ashtead Group plc	264,801	4,532,885
Auto Trader Group plc(1)	396,150	1,721,065
Croda International plc	29,215	1,306,077
DCC plc	13,792	1,096,144
Domino's Pizza Group plc	138,262	1,681,048
Essentra plc	79,831	1,220,137
Hays plc	492,777	1,216,354
Howden Joinery Group plc	557,622	4,355,097
London Stock Exchange Group plc	63,743	2,393,727
Persimmon plc	120,131	3,602,393
Rightmove plc	10,271	525,262
St. James's Place plc	202,376	2,819,374
Tullow Oil plc	196,483	1,186,503
Zoopla Property Group plc	451,525	1,863,299
		29,519,365
TOTAL COMMON STOCKS (Cost $195,471,200)		205,769,430
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 1.50%, 10/31/18 - 2/29/20, valued at $128,702), in a joint trading account at 0.06%, dated 5/29/15, due 6/1/15 (Delivery value $125,957)		125,956
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.375%, 4/30/16, valued at $154,182), in a joint trading account at 0.03%, dated 5/29/15, due 6/1/15 (Delivery value $151,147)		151,147
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $516,375), at 0.01%, dated 5/29/15, due 6/1/15 (Delivery value $504,000)		504,000
State Street Institutional Liquid Reserves Fund, Premier Class	132	132
TOTAL TEMPORARY CASH INVESTMENTS (Cost $781,235)		781,235
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $196,252,435)		206,550,665
OTHER ASSETS AND LIABILITIES — 0.9%		1,956,606
TOTAL NET ASSETS — 100.0%		$208,507,271

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	25.0%
Industrials	24.0%
Information Technology	15.1%
Financials	13.2%
Health Care	11.0%
Materials	5.2%
Consumer Staples	2.3%
Energy	2.1%
Utilities	0.8%
Cash and Equivalents*	1.3%

7

*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $196,252,435)	$206,550,665
Foreign currency holdings, at value (cost of $143,899)	144,106
Receivable for investments sold	6,342,936
Receivable for capital shares sold	7,960
Dividends and interest receivable	445,543
213,491,210

Liabilities
Payable for investments purchased	4,717,241
Payable for capital shares redeemed	30,607
Accrued management fees	236,091
4,983,939

Net Assets	$208,507,271

Net Assets Consist of:
Capital (par value and paid-in surplus)	$198,502,770
Undistributed net investment income	640,397
Accumulated net realized loss	(916,552)
Net unrealized appreciation	10,280,656
$208,507,271

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$69,460,558	6,614,797	$10.50
Institutional Class, $0.01 Par Value	$131,814,505	12,547,823	$10.50
R6 Class, $0.01 Par Value	$7,232,208	688,259	$10.51

See Notes to Financial Statements.

9

Statement of Operations

FOR THE PERIOD ENDED MAY 31, 2015 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $109,641)	$1,184,165
Interest	1,684
1,185,849

Expenses:
Management fees	544,371
Directors' fees and expenses	1,081
545,452

Net investment income (loss)	640,397

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(855,614)
Foreign currency transactions	(60,938)
(916,552)

Change in net unrealized appreciation (depreciation) on:
Investments	10,298,230
Translation of assets and liabilities in foreign currencies	(17,574)
10,280,656

Net realized and unrealized gain (loss)	9,364,104

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,004,501

(1)	March 19, 2015 (fund inception) through May 31, 2015.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

PERIOD ENDED MAY 31, 2015 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$640,397
Net realized gain (loss)	(916,552)
Change in net unrealized appreciation (depreciation)	10,280,656
Net increase (decrease) in net assets resulting from operations	10,004,501

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	198,502,770

Net increase (decrease) in net assets	208,507,271

Net Assets
End of period	$208,507,271

Undistributed net investment income	$640,397

(1)	March 19, 2015 (fund inception) through May 31, 2015.

See Notes to Financial Statements.

11

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Small-Mid Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Investor Class, the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fund’s shares are available for purchase exclusively by certain American Century Investments funds of funds and the fund’s arrangements for shareholder and distribution services take into account the varying levels of services required by shareholders of different classes of the funds of funds. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of the Investor Class. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on March 19, 2015, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

12

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.47% for the Investor Class, 1.27% for the Institutional Class and 1.12% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period March 19, 2015 (fund inception) through May 31, 2015 were $260,112,115 and $63,675,085, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended May 31, 2015(1)
	Shares	Amount
Investor Class/Shares Authorized	30,000,000
Sold	6,623,155	$66,231,549
Redeemed	(8,358)	(88,731)
	6,614,797	66,142,818
Institutional Class/Shares Authorized	50,000,000
Sold	12,561,885	125,610,335
Redeemed	(14,062)	(141,544)
	12,547,823	125,468,791
R6 Class/Shares Authorized	10,000,000
Sold	705,167	7,066,407
Redeemed	(16,908)	(175,246)
	688,259	6,891,161
Net increase (decrease)	19,850,879	$198,502,770

(1)	March 19, 2015 (fund inception) through May 31, 2015.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$7,524,653	$198,244,777	—
Temporary Cash Investments	132	781,103	—
	$7,524,785	$199,025,880	—

15

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$196,511,277
Gross tax appreciation of investments	$12,890,313
Gross tax depreciation of investments	(2,850,925)
Net tax appreciation (depreciation) of investments	$10,039,388

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$10.00	0.03	0.47	0.50	$10.50	5.00%	1.47%(4)	1.43%(4)	32%	$69,461
Institutional Class
2015(3)	$10.00	0.03	0.47	0.50	$10.50	5.10%	1.27%(4)	1.63%(4)	32%	$131,815
R6 Class
2015(3)	$10.00	0.04	0.47	0.51	$10.51	5.10%	1.12%(4)	1.78%(4)	32%	$7,232

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	March 19, 2015 (fund inception) through May 31, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer universe.

When considering the approval of the management agreement for the Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

18

The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

19

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86214 1507

SEMIANNUAL REPORT	MAY 31, 2015

NT International Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of May 31, 2015
	Ticker Symbol	Since Inception(1)	Inception Date
Investor Class	ANTVX	2.90%	3/19/15
MSCI EAFE Value Index	—	3.75%	—
Institutional Class	ANTYX	3.00%	3/19/15
R6 Class	ANTWX	3.00%	3/19/15

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R6 Class
1.31%	1.11%	0.96%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

MAY 31, 2015
Top Ten Holdings	% of net assets
HSBC Holdings plc	2.8%
BP plc	2.3%
Royal Dutch Shell plc, B Shares	2.2%
AstraZeneca plc	2.1%
Toyota Motor Corp.	1.8%
Zurich Financial Services AG	1.7%
Banco Santander SA	1.6%
Rio Tinto plc	1.6%
Deutsche Telekom AG	1.6%
Australia & New Zealand Banking Group Ltd.	1.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.7%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	0.4%

Investments by Country	% of net assets
Japan	22.6%
United Kingdom	22.0%
France	9.4%
Germany	8.7%
Australia	6.6%
Spain	4.1%
Italy	3.8%
Hong Kong	3.7%
Switzerland	3.7%
Sweden	3.0%
Netherlands	2.0%
Other Countries	9.1%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/14	Ending Account Value 5/31/15	Expenses Paid During Period(1) 12/1/14 - 5/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,029.00(2)	$2.67(3)	1.30%
Institutional Class	$1,000	$1,030.00(2)	$2.26(3)	1.10%
R6 Class	$1,000	$1,030.00(2)	$1.95(3)	0.95%
Hypothetical
Investor Class	$1,000	$1,018.45(4)	$6.54(4)	1.30%
Institutional Class	$1,000	$1,019.45(4)	$5.54(4)	1.10%
R6 Class	$1,000	$1,020.20(4)	$4.78(4)	0.95%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from March 19, 2015 (fund inception) through May 31, 2015.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 74, the number of days in the period from March 19, 2015 (fund inception) through May 31, 2015, divided by 365 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

Schedule of Investments

MAY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Australia — 6.6%
Australia & New Zealand Banking Group Ltd.	428,592	$10,875,699
Commonwealth Bank of Australia	45,533	2,962,175
Fortescue Metals Group Ltd.	393,008	727,148
Insurance Australia Group Ltd.	1,194,069	5,167,158
Lend Lease Group	539,500	6,871,829
National Australia Bank Ltd.	84,065	2,205,811
Qantas Airways Ltd.(1)	1,351,861	3,638,150
Telstra Corp. Ltd.	1,093,377	5,199,555
Westpac Banking Corp.	326,217	8,370,172
Woodside Petroleum Ltd.	191,245	5,355,905
		51,373,602
Belgium — 1.2%
bpost SA	142,979	4,126,849
KBC Groep NV	75,235	5,044,599
		9,171,448
Brazil — 0.2%
Cia Energetica de Sao Paulo Preference Shares	270,000	1,660,013
China — 0.9%
China CITIC Bank Corp. Ltd., H Shares(1)	4,558,000	3,856,310
China Construction Bank Corp., H Shares	3,269,000	3,284,326
		7,140,636
Denmark — 0.4%
Vestas Wind Systems A/S	61,720	3,151,080
Finland — 0.4%
UPM-Kymmene Oyj	170,355	3,055,358
France — 9.4%
APERAM SA(1)	17,785	736,014
AXA SA	377,732	9,506,587
CGG SA(1)	55,464	373,233
Credit Agricole SA	537,266	8,022,128
Eutelsat Communications SA	109,531	3,730,438
Faurecia	28,701	1,291,311
GDF Suez	490,005	9,888,920
Orange SA	604,323	9,531,134
Peugeot SA(1)	415,457	8,669,632
Rallye SA	13,677	438,626
Sanofi	62,628	6,132,124
STMicroelectronics NV	62,045	529,752
Technicolor SA	344,607	2,209,956
Total SA	132,270	6,678,887
Valeo SA	13,267	2,117,916
Vinci SA	59,427	3,529,730
		73,386,388

	Shares	Value
Germany — 8.7%
Allianz SE	69,243	$10,856,079
BASF SE	34,393	3,180,557
Daimler AG	66,604	6,238,332
Deutsche Bank AG	76,502	2,303,467
Deutsche Telekom AG	727,366	12,498,260
Dialog Semiconductor plc(1)	25,206	1,403,843
Duerr AG	31,781	3,248,615
E.ON AG	550,362	8,081,665
Freenet AG	91,635	3,013,747
Grand City Properties SA(1)	71,315	1,246,155
ProSiebenSat.1 Media AG	151,103	7,225,743
RWE AG	192,883	4,503,791
Siemens AG	37,579	3,953,130
		67,753,384
Hong Kong — 3.7%
BOC Hong Kong Holdings Ltd.	2,142,500	8,814,655
CK Hutchison Holdings Ltd.	97,000	1,513,739
Hang Seng Bank Ltd.	394,900	7,924,841
Link Real Estate Investment Trust (The)	1,510,000	8,763,614
New World Development Co. Ltd.	1,493,000	1,991,013
		29,007,862
Israel — 0.8%
Bank Hapoalim BM	528,855	2,773,315
Bezeq The Israeli Telecommunication Corp. Ltd.	2,220,621	3,716,627
		6,489,942
Italy — 3.8%
A2A SpA	3,074,910	3,829,715
Enel SpA	381,748	1,852,352
ENI SpA	564,241	10,156,980
Exor SpA	90,682	4,513,693
Fiat Chrysler Automobiles NV(1)	326,589	5,218,979
UnipolSai SpA	1,369,787	3,721,977
		29,293,696
Japan — 22.6%
Asahi Kasei Corp.	860,000	7,653,144
Bridgestone Corp.	139,800	5,830,116
Canon, Inc.	270,400	9,350,657
Central Japan Railway Co.	52,500	9,147,263
Chiba Bank Ltd. (The)	385,000	3,043,025
FamilyMart Co. Ltd.	69,000	2,901,986
Fuji Heavy Industries Ltd.	157,600	5,965,474
FUJIFILM Holdings Corp.	202,200	7,744,904
Fukuoka Financial Group, Inc.	354,000	1,908,117
Hachijuni Bank Ltd. (The)	483,000	3,673,625
Heiwa Corp.	62,300	1,209,207
Hitachi Construction Machinery Co. Ltd.	192,900	3,529,597
Japan Airlines Co. Ltd.	250,800	8,638,521
Kanamoto Co. Ltd.	96,200	2,724,433
Kawasaki Kisen Kaisha Ltd.	2,126,000	5,395,722

	Shares	Value
KDDI Corp.	104,700	$2,371,282
Kobe Steel Ltd.	3,431,000	6,440,986
Lawson, Inc.	22,500	1,573,541
Mitsubishi Chemical Holdings Corp.	1,090,500	6,882,235
Mitsubishi Motors Corp.	141,100	1,315,334
Mitsubishi UFJ Financial Group, Inc.	1,457,800	10,820,009
Nippon Telegraph & Telephone Corp.	122,800	8,577,152
NTT DoCoMo, Inc.	102,600	1,848,395
Panasonic Corp.	389,400	5,744,603
Seven Bank Ltd.	1,415,200	6,704,569
Sony Corp.(1)	193,600	6,024,116
Sumitomo Chemical Co. Ltd.	291,000	1,699,835
Sumitomo Heavy Industries Ltd.	1,056,000	6,968,247
Sumitomo Mitsui Financial Group, Inc.	159,500	7,286,508
Sumitomo Rubber Industries Ltd.	27,400	483,692
Takeda Pharmaceutical Co., Ltd.	89,200	4,340,877
Teijin Ltd.	221,000	824,421
Toyota Motor Corp.	200,500	13,899,223
Yamazaki Baking Co. Ltd.	235,000	3,919,349
		176,440,165
Netherlands — 2.0%
Boskalis Westminster NV	14,609	723,873
ING Groep NV CVA	280,429	4,612,228
Koninklijke Ahold NV	510,957	10,390,324
		15,726,425
Norway — 1.0%
Salmar ASA	24,189	392,191
TGS Nopec Geophysical Co. ASA	304,287	7,674,473
		8,066,664
Portugal — 0.8%
EDP - Energias de Portugal SA	1,511,215	5,900,473
Singapore — 1.9%
Oversea-Chinese Banking Corp. Ltd.	639,700	4,840,101
United Overseas Bank Ltd.	217,500	3,733,366
Yangzijiang Shipbuilding Holdings Ltd.	5,614,000	6,017,528
		14,590,995
Spain — 4.1%
Banco Santander SA	1,782,042	12,690,594
Endesa SA	405,198	7,576,618
Mapfre SA	1,410,171	5,027,375
Telefonica SA	481,675	6,813,825
		32,108,412
Sweden — 3.0%
Axfood AB	40,352	618,070
Electrolux AB	140,428	4,283,741
Investor AB, B Shares	197,629	7,804,103
Kinnevik Investment AB, B Shares	147,182	4,914,410
Peab AB	703,241	5,394,002
		23,014,326

	Shares	Value
Switzerland — 3.7%
Nestle SA	52,436	$4,067,228
Novartis AG	6,743	692,344
Roche Holding AG	26,241	7,711,618
Swiss Reinsurance Co.	35,631	3,199,719
Zurich Financial Services AG	41,248	13,161,968
		28,832,877
Taiwan — 1.5%
AU Optronics Corp.	5,728,000	3,144,587
Highwealth Construction Corp.	1,265,000	3,173,525
Innolux Corp.	3,984,000	2,466,230
Inotera Memories, Inc.(1)	742,000	875,131
Pegatron Corp.	785,000	2,342,749
		12,002,222
United Kingdom — 22.0%
AstraZeneca plc	244,337	16,328,868
Aviva plc	576,845	4,615,437
Barclays plc	279,351	1,152,792
BHP Billiton plc	239,345	5,046,416
BP plc	2,547,604	17,551,113
British Land Co. plc	317,767	4,186,519
BT Group plc	1,239,803	8,464,585
Direct Line Insurance Group plc	1,071,620	5,522,877
Evraz plc	908,781	2,341,822
Go-Ahead Group plc	19,855	805,696
HSBC Holdings plc	2,296,226	21,853,979
Investec plc	436,148	3,996,318
Legal & General Group plc	2,183,218	8,869,295
Lloyds Banking Group plc	2,856,564	3,832,014
Man Group plc	1,642,850	4,482,013
Marks & Spencer Group plc	809,713	7,215,006
Rio Tinto plc	289,246	12,625,907
Royal Dutch Shell plc, B Shares	558,164	16,835,886
Shaftesbury plc	103,111	1,380,531
SSE plc	96,432	2,453,988
Standard Chartered plc	549,103	8,778,545
Vodafone Group plc	1,415,524	5,524,464
WM Morrison Supermarkets plc	2,835,978	7,412,010
		171,276,081
TOTAL COMMON STOCKS (Cost $760,345,159)		769,442,049
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.25% - 1.50%, 10/31/18 - 2/29/20, valued at $1,196,155), in a joint trading account at 0.06%, dated 5/29/15, due 6/1/15 (Delivery value $1,170,640)		1,170,634
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.375%, 4/30/16, valued at $1,432,967), in a joint trading account at 0.03%, dated 5/29/15, due 6/1/15 (Delivery value $1,404,765)		1,404,761

	Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $4,779,000), at 0.01%, dated 5/29/15, due 6/1/15 (Delivery value $4,683,004)		$4,683,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,388	2,388
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,260,783)		7,260,783
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $767,605,942)		776,702,832
OTHER ASSETS AND LIABILITIES — 0.4%		2,797,599
TOTAL NET ASSETS — 100.0%		$779,500,431

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	36.6%
Consumer Discretionary	11.5%
Industrials	8.9%
Telecommunication Services	8.7%
Energy	8.2%
Materials	6.5%
Utilities	5.9%
Health Care	4.6%
Consumer Staples	4.2%
Information Technology	3.6%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $767,605,942)	$776,702,832
Foreign currency holdings, at value (cost of $1,507,263)	1,504,635
Receivable for investments sold	25,428,045
Receivable for capital shares sold	3,674,815
Dividends and interest receivable	4,945,604
812,255,931

Liabilities
Payable for investments purchased	31,991,114
Payable for capital shares redeemed	183
Accrued management fees	764,203
32,755,500

Net Assets	$779,500,431

Net Assets Consist of:
Capital (par value and paid-in surplus)	$757,282,437
Undistributed net investment income	10,142,770
Undistributed net realized gain	3,072,771
Net unrealized appreciation	9,002,453
$779,500,431

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$219,343,097	21,310,944	$10.29
Institutional Class, $0.01 Par Value	$530,988,423	51,568,696	$10.30
R6 Class, $0.01 Par Value	$29,168,911	2,831,998	$10.30

See Notes to Financial Statements.

Statement of Operations

FOR THE PERIOD ENDED MAY 31, 2015 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,210,849)	$11,919,873
Interest	3,592
11,923,465

Expenses:
Management fees	1,776,269
Directors' fees and expenses	4,123
Other expenses	303
1,780,695

Net investment income (loss)	10,142,770

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,134,976
Foreign currency transactions	(62,205)
3,072,771

Change in net unrealized appreciation (depreciation) on:
Investments	9,096,890
Translation of assets and liabilities in foreign currencies	(94,437)
9,002,453

Net realized and unrealized gain (loss)	12,075,224

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,217,994

(1)	March 19, 2015 (fund inception) through May 31, 2015.

See Notes to Financial Statements.

Statement of Changes in Net Assets

PERIOD ENDED MAY 31, 2015 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,142,770
Net realized gain (loss)	3,072,771
Change in net unrealized appreciation (depreciation)	9,002,453
Net increase (decrease) in net assets resulting from operations	22,217,994

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	757,282,437

Net increase (decrease) in net assets	779,500,431

Net Assets
End of period	$779,500,431

Undistributed net investment income	$10,142,770

(1)	March 19, 2015 (fund inception) through May 31, 2015.

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2015 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Investor Class, the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fund’s shares are available for purchase exclusively by certain American Century Investments funds of funds and the fund’s arrangements for shareholder and distribution services take into account the varying levels of services required by shareholders of different classes of the funds of funds. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of the Investor Class. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on March 19, 2015, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of International Value Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.100% to 1.300% for the Investor Class, 0.900% to 1.100% for the Institutional Class and 0.750% to 0.950% for the R6 Class. The effective annual management fee for each class for the period March 19, 2015 (fund inception) through May 31, 2015 was 1.30% for the Investor Class, 1.10% for the Institutional Class and 0.95% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period March 19, 2015 (fund inception) through May 31, 2015 were $864,258,221 and $103,197,070, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended May 31, 2015(1)
	Shares	Amount
Investor Class/Shares Authorized	85,000,000
Sold	21,521,161	$215,434,950
Redeemed	(210,217)	(2,157,028)
	21,310,944	213,277,922
Institutional Class/Shares Authorized	180,000,000
Sold	52,959,837	529,800,482
Redeemed	(1,391,141)	(14,189,573)
	51,568,696	515,610,909
R6 Class/Shares Authorized	10,000,000
Sold	2,941,030	29,516,320
Redeemed	(109,032)	(1,122,714)
	2,831,998	28,393,606
Net increase (decrease)	75,711,638	$757,282,437

(1)	March 19, 2015 (fund inception) through May 31, 2015.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$769,442,049	—
Temporary Cash Investments	$2,388	7,258,395	—
	$2,388	$776,700,444	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$767,630,630
Gross tax appreciation of investments	$28,130,993
Gross tax depreciation of investments	(19,058,791)
Net tax appreciation (depreciation) of investments	$9,072,202

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$10.00	0.13	0.16	0.29	$10.29	2.90%	1.30%(4)	6.41%(4)	14%	$219,343
Institutional Class
2015(3)	$10.00	0.14	0.16	0.30	$10.30	3.00%	1.10%(4)	6.61%(4)	14%	$530,988
R6 Class
2015(3)	$10.00	0.14	0.16	0.30	$10.30	3.00%	0.95%(4)	6.76%(4)	14%	$29,169

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	March 19, 2015 (fund inception) through May 31, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement
The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies.

When considering the approval of the management agreement for the Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-86215 1507

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 29, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 29, 2015